UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund: Funds For Institutions Series

FFI Government Fund

FFI Institutional Fund

FFI Institutional Tax-Exempt Fund

FFI Premier Institutional Fund

FFI Select Institutional Fund

FFI Treasury Fund

Master Institutional Money Market LLC

Master Institutional Portfolio

Master Institutional Tax-Exempt Portfolio

Master Premier Institutional Portfolio

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series

and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2014

Date of reporting period: 04/30/2014

Item 1 – Report to Stockholders

APRIL 30, 2014

ANNUAL REPORT

Funds For Institutions Series

➢	FFI Premier Institutional Fund
➢	FFI Institutional Fund
➢	FFI Select Institutional Fund
➢	FFI Government Fund
➢	FFI Treasury Fund
➢	FFI Institutional Tax-Exempt Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Shareholder Letter

Dear Shareholder,

Markets have remained highly attuned to potential changes in U.S. monetary policy over the past year. This was markedly evident one year ago in May of 2013 when then-Federal Reserve Chairman Bernanke first mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. U.S. Treasury yields rose sharply following his comments, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Global equities also suffered as investors feared the implications of a potential end to a program that had greatly supported stocks. Emerging markets, which are more sensitive to changes in global liquidity, were especially hurt by the prospect of ebbing cash flows from the United States. Markets broadly rebounded in late June, however, when the Fed’s tone turned more dovish. At the same time, improving economic indicators and better corporate earnings helped extend gains through most of the summer.

Although the tone of economic and financial news was mixed last autumn, it was a surprisingly positive period for most asset classes. Early on, the Fed defied market expectations with its decision to delay tapering, but higher volatility returned in late September 2013 when the U.S. Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October. Equities and other so-called “risk assets” managed to resume their rally when politicians finally engineered a compromise to reopen the government and extend the debt ceiling.

The remainder of 2013 was a generally positive period for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the Fed ultimately announced its tapering plans in mid-December, markets reacted positively, as this action signaled the Fed’s perception of real improvement in the economy, and investors were finally released from the anxiety that had gripped them for quite some time.

The start of the new year brought a stark change in sentiment. Heightened volatility in emerging markets — driven by reduced global liquidity, severe currency weakness, high levels of debt and uneven growth – combined with mixed U.S. economic data caused global equities to weaken in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were encouraged by a one-year extension of the U.S. debt ceiling and market-friendly comments from new Fed Chair Janet Yellen. While U.S. economic data had softened, investors were assuaged by increasing evidence that this was a temporary trend resulting from harsher-than-usual winter weather.

In the final months of the period, signs of decelerating growth in China and geopolitical tensions in Russia and Ukraine made for a bumpy ride, but markets continued their climb as investors focused on improving U.S. economic data, stronger corporate earnings and a still-dovish central bank. Within developed markets, investors shifted from growth to value stocks as the strong performance of growth stocks in 2013 had pushed valuations higher in many of these sectors. Emerging markets also benefited from this broad rotation into cheaper valuations and were further supported by an improving growth outlook for a number of developing countries.

Even though investors were gearing up for a modest shift toward tighter monetary policy from the Fed, equity markets in the developed world posted solid gains for the six- and 12-month periods ended April 30. Emerging markets, however, experienced increased volatility amid heightened risks for the asset class. Interest rate uncertainty posed a headwind for fixed income assets, and higher-quality sectors of the market performed poorly over the reporting period. Conversely, high yield bonds benefited from income-oriented investors’ search for yield in the overall low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

  In a modest global growth environment, expectations around monetary policy changes continued to be a key theme in financial market performance.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2014
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.36%	20.44%
U.S. small cap equities (Russell 2000® Index)	3.08	20.50
International equities (MSCI Europe, Australasia, Far East Index)	4.44	13.35
Emerging market equities (MSCI Emerging Markets Index)	(2.98)	(1.84)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.03	0.06
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.88	(5.25)
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	1.74	(0.26)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.24	0.46
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.72	6.28
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended April 30, 2014

The Federal Open Market Committee (“FOMC”) maintained its target range for the federal funds rate at 0.00% to 0.25% during the 12-month period ended April 30, 2014. In the latter part of this period, the FOMC announced two significant but widely expected policy changes. First, after buying securities at a pace of $85 billion per month over the previous year, the FOMC altered course in December 2013. Citing the “cumulative progress toward maximum employment and the improvement in the outlook for labor market conditions,” the FOMC announced it would begin reducing the pace of its monthly purchases by $10 billion to a rate of $75 billion per month, beginning in January 2014. The FOMC held to this new course in 2014, paring its monthly purchases by an additional $10 billion at each of its regular meetings in January, March and April; reducing the total amount purchased to $45 billion per month as of period end. Second, the FOMC altered its forward guidance on when it would consider an increase in interest rates by removing the unemployment rate and inflation thresholds. The FOMC will now favor a more holistic approach, using a range of economic data including labor market, inflation and financial market indicators. In a change of leadership, Janet L. Yellen replaced Ben Bernanke as the Chair of the Board of Governors of the U.S. Federal Reserve in February. Yellen, who acted as vice chair under Bernanke, is expected to follow his approach of maintaining low short-term rates while continuing to reduce the FOMC’s monthly bond purchases at a measured pace.

In Europe, sub-par growth and a weak inflation environment compelled policymakers to employ an increasingly accommodative monetary policy during the period. Early in the second quarter of 2013, the eurozone was grappling with the aftermath of a severe banking crisis in Cyprus. Financial markets normalized when European and Cypriot officials ultimately agreed upon a controversial plan to impose a levy on bank depositors as a condition for the country to preserve its membership in the euro currency bloc. In September, the currency bloc received a crucial vote of confidence with the decisive re-election of Chancellor Angela Merkel in Germany as this was seen as an endorsement by German voters of her strong support of the euro. Ongoing efforts from the European Central Bank (“ECB”) to resuscitate the eurozone economy with record-low interest rates met only limited success in lifting growth measures. At the same time, inflation measures drifted lower, falling to 0.7% in October, less than half the ECB’s target rate. These conditions prompted the ECB to cut its main refinancing rate to 0.25% from 0.50% in November. Since then, ECB President Mario Draghi has repeatedly suggested that the central bank is ready to act aggressively if needed; thus far, however, the ECB has refrained from taking any further actions to stimulate the eurozone economy.

Late in the third quarter, the Fed introduced a fixed-rate reverse repurchase agreement (“repo”) facility in which select counterparties can lend U.S. dollars overnight to the Fed. Over the following months, the Fed increased the maximum bid per counterparty from the initial amount of $500 million to $10 billion and increased the offered rate from 0.01% to 0.05%. Usage of this facility increased gradually to an average of $118 billion per day during the month of April 2014.

London Interbank Offered Rates (“LIBOR”) notched lower over the 12 months due in large part to central bank liquidity measures, coupled with decreasing supply in the money market space. Benchmark three-month LIBOR fell by 0.05% to end the period at 0.22% — a historic low as commercial banks extended borrowings to longer maturity dates and shifted funding needs away from the short-term wholesale markets. Other short-term rates, including U.S. Treasury bills, ground lower over the period as demand continued to outweigh supply. Yields on 3-month U.S. Treasury bills declined from 0.06% over the 12-month period to 0.04% as of April 30, 2014. U.S. Treasury bill outstandings declined as the federal budget deficit improved and the U.S. Treasury cut the size of its weekly bill auctions to make room in its auction schedule to issue two-year floating rate notes (“FRNs”) — the first new structure issued in almost 17 years. FRN issuance totaled $41 billion in the first quarter of 2014. Much of the void resulting from the decline in supply has been filled with utilization of the Fed’s fixed-rate reverse repo facility, which has proven very popular with dealers, particularly at calendar quarter-ends. A fully operational facility is expected to figure prominently in eventual decisions by policymakers to raise interest rates.

In the short-term tax-exempt market, conditions remained stable for yet another year. During the 12-month period, the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt variable rate demand notes (“VRDNs”) (as calculated by Municipal Market Data) ranged between a high of 0.18% and an all-time low of 0.03%, averaging just 0.07% for the period. The sustained downward pressure on SIFMA Index levels is a reflection of the increasing prevalence of non-traditional buyers in the market and the continued demand by money market funds which saw a stabilization in assets over the past two years.

Despite the change in leadership at the Fed, monetary policy has continued to be accommodative and rates on taxable overnight repos have remained low by historical measures. Given the low levels on taxable repos, tax-exempt VRDNs remain attractive as an alternative investment for taxable money funds. This cross-over demand from taxable money funds, coupled with the natural demand from tax-exempt money funds, has placed undue pressure on VRDN yields as evidenced by the prolonged low levels of the SIFMA Index.

April  15th ushered in tax season, during which tax-exempt money funds typically experience large outflows due to shareholders redeeming shares to pay their federal and state income tax bills. Tax season rolls into “note season” in June, when municipalities typically issue one-year tax and revenue anticipation notes. Given continued austerity measures at state and local municipalities, spending has been limited as well as the need for debt issuance. As such, supply of new-issue, one-year fixed-rate notes has diminished. Generally speaking, municipal money market funds tend to take advantage of note season to extend their weighted average maturity, pick up yield and diversify beyond bank exposure in the form of credit enhancement. This year, we expect investor demand for one-year notes will be stronger than in previous years.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Fund Information as of April 30, 2014	Funds For Institutions Series

FFI Premier Institutional Fund

FFI Premier Institutional Fund’s (the “Fund”) investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2014	0.07%	0.07%

FFI Institutional Fund

FFI Institutional Fund’s (the “Fund”) investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2014	0.03%	0.03%

FFI Select Institutional Fund

FFI Select Institutional Fund’s (the “Fund”) investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2014	0.04%	0.04%

FFI Government Fund

FFI Government Fund’s (the “Fund”) investment objective is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the US Government, its agencies or instrumentalities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2014	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	50%
U.S. Government Sponsored Agency Obligations	49
U.S. Treasury Obligations	1
Total	100%

FFI Treasury Fund

FFI Treasury Fund’s (the “Fund”) investment objective is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities that are direct obligations of the U.S. Treasury.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2014	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	108%
Liabilities in Excess of Other Assets	(8)
Total	100%

FFI Institutional Tax-Exempt Fund

FFI Institutional Tax-Exempt Fund’s (the “Fund”) investment objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality tax-exempt money market securities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2014	0.03%	0.03%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	5

Disclosure of Expenses	Funds For Institutions Series

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration or investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on November 1, 2013 and held through April 30, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[3]
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period[1]	Annualized Expense Ratio
FFI Premier Institutional Fund[2]	$1,000.00	$1,000.30	$0.84	$1,000.00	$1,023.95	$0.85	0.17%
FFI Institutional Fund[2]	$1,000.00	$1,000.10	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
FFI Select Institutional Fund[2]	$1,000.00	$1,000.20	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
FFI Government Fund	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
FFI Treasury Fund	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.55	$0.25	0.05%
FFI Institutional Tax-Exempt Fund[2]	$1,000.00	$1,000.30	$0.45	$1,000.00	$1,024.35	$0.45	0.09%

[1]	Expenses for each Fund are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Because the Funds are feeder funds, the expense examples reflect the net expenses of both Funds and the master portfolios in which they invest.

[3]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Schedule of Investments April 30, 2014	FFI Government Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes (a):
0.12%, 5/28/14	$30,000	$29,997,300
0.10%, 6/02/14	16,500	16,498,533
0.09%, 7/09/14	5,765	5,763,961
0.07%, 10/01/14	3,000	2,999,108
0.07%, 10/27/14	10,420	10,416,373
0.08%, 11/03/14	20,845	20,836,923
Fannie Mae Variable Rate Notes (b):
0.12%, 2/27/15	15,000	14,996,879
0.12%, 8/05/15	11,000	10,997,176
Federal Farm Credit Bank, 0.17%, 9/17/14	9,970	9,969,529
Federal Farm Credit Bank Discount Notes (a):
0.15%, 9/12/14	5,492	5,488,934
0.15%, 10/07/14	5,600	5,596,290
0.16%, 10/27/14	5,480	5,475,640
0.12%, 12/22/14	5,312	5,307,839
Federal Farm Credit Bank Variable Rate Notes (b):
0.10%, 4/06/15	1,925	1,925,015
0.18%, 6/26/15	8,000	8,007,086
0.15%, 2/26/16	16,564	16,563,249
Federal Home Loan Bank:
0.12%, 6/09/14	7,000	6,999,876
0.18%, 7/18/14	10,000	9,999,765
0.13%, 7/29/14	2,540	2,539,694
0.10%, 8/06/14	10,080	10,079,578
0.16%, 10/10/14	8,400	8,399,537
0.08%, 10/23/14	8,000	7,999,755
0.08%, 10/24/14	8,000	7,999,753
0.13%, 4/02/15	17,015	17,008,646
Federal Home Loan Bank Discount Notes (a):
0.08%, 5/16/14	15,000	14,999,500
0.12%, 5/21/14	16,700	16,698,887
0.07%, 5/23/14	5,000	4,999,789
0.08%, 6/06/14	8,540	8,539,342
0.14%, 6/18/14	17,900	17,896,746
0.14%, 6/20/14	11,000	10,997,861
0.10%, 7/02/14	5,000	4,999,139
0.18%, 7/15/14	5,700	5,697,922
0.10%, 7/16/14	16,100	16,096,601
0.11%, 8/12/14	18,800	18,794,083
0.14%, 9/17/14	36,700	36,680,162
0.08%, 10/22/14	10,200	10,196,105
0.13%, 3/25/15	10,100	10,088,037
Federal Home Loan Bank Variable Rate Notes (b):
0.09%, 5/09/14	18,000	17,999,990
0.09%, 6/06/14	25,000	25,000,000
0.12%, 6/17/14	20,000	19,999,475
0.12%, 6/26/14	10,000	10,000,046
0.08%, 8/22/14	50,000	49,995,444
0.10%, 12/19/14	12,500	12,499,196
0.10%, 4/02/15	11,000	10,999,744
0.14%, 7/16/15	10,000	10,000,000
0.13%, 11/25/15	8,680	8,678,621
0.14%, 12/11/15	9,000	8,998,519
Federal Home Loan Mortgage Corp., 1.00%, 8/27/14	27,070	27,147,733
Freddie Mac Discount Notes (a):
0.11%, 5/16/14	10,000	9,999,542
0.13%, 6/16/14	75,000	74,987,637
0.13%, 6/23/14	11,180	11,177,860
U.S. Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Discount Notes (a) (concluded):
0.12%, 7/07/14	$11,520	$11,517,534
0.13%, 8/05/14	5,000	4,998,267
0.07%, 10/06/14	1,600	1,599,508
0.07%, 10/14/14	2,660	2,659,141
0.15%, 10/20/14	17,250	17,237,308
0.10%, 10/28/14	20,000	19,990,000
0.15%, 11/04/14	4,785	4,781,272
0.12%, 1/16/15	16,124	16,110,026
Freddie Mac Variable Rate Notes (b):
0.13%, 10/16/15	6,100	6,100,000
0.14%, 11/25/15	15,000	15,000,000
Total U.S. Government Sponsored Agency Obligations — 49.0%		816,027,476

U.S. Treasury Obligations
U.S. Treasury Bills, 0.13%, 4/02/15 (a)	15,000	14,981,800
U.S. Treasury Notes, 0.25%, 1/31/15	8,694	8,701,334
Total U.S. Treasury Obligations — 1.4%		23,683,134

Repurchase Agreements
Barclays Capital, Inc., 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $44,000,061, collateralized by various U.S. Treasury Obligations, 0.00%, due 5/08/14 to 9/25/14, original par and fair values of $44,883,300 and $44,880,090, respectively)	44,000	44,000,000
Total Value of Barclays Capital, Inc. (collateral value of $44,880,090)		44,000,000
BNP Paribas Securities Corp., 0.06%, 5/01/14, (Purchased on 4/30/14 to be repurchased at $60,000,100, collateralized by various U.S. Government Sponsored Agency Obligations, 5.77% - 6.30%, due 7/15/37 - 4/15/42, original par and fair values of $449,930,005 and $64,200,000, respectively)	60,000	60,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $64,200,000)		60,000,000
Citigroup Global Markets, Inc., 0.07%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $34,000,066, collateralized by a U.S. Treasury Obligation, 3.13%, due 5/15/19, original par and fair value of $32,084,700 and $34,680,035, respectively)	34,000	34,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $34,680,035)		34,000,000
Credit Suisse Securities (USA) LLC, 0.35%, 5/20/14 (Purchased on 2/20/14 to be repurchased at $25,021,632, collateralized by various U.S. Treasury Obligations, 0.00%, due 11/15/40 to 11/15/42, original par and fair values of $67,361,000 and $25,501,882, respectively)	25,000	25,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	7

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.33%, 6/12/14 (Purchased on 3/12/14 to be repurchased at $8,006,747, collateralized by a U.S. Treasury Obligation, 0.00%, due 11/15/40, original par and fair value of $21,080,000 and $8,160,068, respectively)	$8,000	$8,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $33,661,950)		33,000,000
Deutsche Bank Securities, Inc., 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $24,113,033, collateralized by a U.S. Treasury Obligation, 1.50%, due 2/28/19, original par and fair value of $24,760,003 and $24,595,260, respectively)	24,113	24,113,000
Deutsche Bank Securities, Inc., 0.06%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $30,000,050, collateralized by a U.S. Government Sponsored Agency Obligation, 7.00%, due 1/25/44, original par and fair values of $28,369,747 and $32,100,000, respectively)	30,000	30,000,000
Deutsche Bank Securities, Inc., 0.06%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $70,000,117, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% - 13.00%, due 7/16/22 to 4/16/53, original par and fair values of $547,865,604 and $76,238,084, respectively)	70,000	70,000,000
Deutsche Bank Securities, Inc., 0.08%, 5/07/14 (Purchased on 4/30/14 to be repurchased at $36,000,560, collateralized by various U.S. Government Sponsored Agency Obligations, 2.50% - 4.50%, due 8/16/40 to 1/20/43, original par and fair values of $66,609,393 and $38,520,000, respectively) (c)	36,000	36,000,000
Deutsche Bank Securities, Inc., 0.08%, 5/07/14, (Purchased on 4/30/14 to be repurchased at $31,000,482, collateralized by various U.S. Government Sponsored Agency Obligations, 0.28% - 11.77%, due 8/20/40 to 7/16/45, original par and fair values of $49,162,993 and $33,191,086, respectively) (c)	31,000	31,000,000
Deutsche Bank Securities, Inc., 0.08%, 5/07/14, (Purchased on 4/30/14 to be repurchased at $31,000,482, collateralized by various U.S. Government Sponsored Agency Obligations, 0.28% - 11.77%, due 11/15/40 to 7/16/45, original par and fair values of $76,364,843 and $33,190,172, respectively) (c)	31,000	31,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $237,834,602)		222,113,000
HSBC Securities (USA), Inc., 0.04%, 5/01/14 (Purchased on 1/27/14 to be repurchased at $75,007,833, collateralized by a U.S. Treasury Obligation, 3.63%, due 2/15/20, original par and fair value of $69,610,000 and $76,504,882, respectively)	75,000	75,000,000
Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.06%, 5/01/14 (Purchased on 1/27/14 to be repurchased at $20,003,133, collateralized by a U.S. Government Sponsored Agency Obligation, 3.50%, due 10/01/28, original par and fair value of $20,300,000 and $20,602,358, respectively)	$20,000	$20,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $97,107,240)		95,000,000
J.P. Morgan Securities LLC, 0.14%, 5/01/14 (Purchased on 5/15/13 to be repurchased at $40,054,600, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00%, due 9/15/43 to 3/15/44, original par and fair values of $55,390,980 and $41,201,430, respectively)	40,000	40,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $41,201,430)		40,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $68,628,076, collateralized by various U.S. Treasury Obligations, 0.00% - 10.63%, due 5/01/14 to 2/15/44, original par and fair values of $75,428,826 and $70,000,627, respectively)	68,628	68,628,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $66,000,092, collateralized by various U.S. Government Sponsored Agency Obligations, 0.55% - 7.10%, due 9/25/27 to 10/20/61, original par and fair values of $1,397,608,339 and $71,994,977, respectively)	66,000	66,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $141,995,604)		134,628,000
Morgan Stanley & Co. LLC, 0.07%, 5/01/14, (Purchased on 4/30/14 to be repurchased at $67,000,130, collateralized by various U.S. Government Sponsored Agency Obligations, 2.11% - 6.50%, due 11/01/20 to 9/01/47, original par and fair values of $188,560,557 and $69,010,000, respectively)	67,000	67,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $69,010,000)		67,000,000
TD Securities (USA) LLC, 0.04%, 5/01/14, (Purchased on 4/30/14 to be repurchased at $22,000,024, collateralized by a U.S. Treasury Obligation, 1.75%, due 5/31/16, original par and fair value of $21,712,500 and $22,440,078, respectively)	22,000	22,000,000
Total Value of TD Securities (USA) LLC (collateral value of $22,440,078)		22,000,000

See Notes to Financial Statements.

8	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Schedule of Investments (concluded)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.06%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $75,000,125, collateralized by various U.S. Government Sponsored Agency Obligations, 2.50% - 5.50%, due 11/01/27 to 7/20/39, original par and fair values of $88,300,791 and $77,224,910, respectively)	$75,000	$75,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $77,224,910)		75,000,000
Total Repurchase Agreements — 49.6%		826,741,000
Total Investments (Cost — $1,666,451,610*) — 100.0%		1,666,451,610
Liabilities in Excess of Other Assets — (0.0)%		(87,098)

Net Assets — 100.0%		$1,666,364,512

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,666,451,610	—	$1,666,451,610
[1] See above Schedule of Investments for values in each security type.

There were no transfers between levels during the year ended April 30, 2014.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	9

Schedule of Investments April 30, 2014	FFI Treasury Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.00% - 0.06%, 5/01/14	$69,164	$69,164,000
0.02% - 0.06%, 5/08/14	228,197	228,195,765
0.10%, 5/15/14	150,000	149,994,021
0.01% - 0.10%, 5/22/14	345,000	344,990,440
0.01% - 0.05%, 5/29/14	227,251	227,243,821
0.10%, 6/05/14	6,000	5,999,417
0.06%, 6/12/14	30,000	29,998,075
0.05%, 6/19/14	150,000	149,989,792
0.05%, 6/26/14	41,690	41,686,595
0.04% - 0.09%, 7/03/14	140,000	139,985,431
0.03% - 0.09%, 7/10/14	275,480	275,456,952
0.03% - 0.06%, 7/17/14	164,560	164,544,740
0.03%, 7/24/14	148,320	148,308,782
0.02%, 7/31/14	63,000	62,996,417
0.09%, 9/11/14	75,000	74,975,662
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.75%, 6/15/14	$33,835	$33,864,636
0.63%, 7/15/14	13,755	13,767,876
0.13%, 7/31/14	50,000	50,008,125
0.50%, 8/15/14	10,000	10,010,652
0.25%, 9/15/14	48,000	48,036,445
0.08%, 1/31/16 (b)	27,953	27,941,891
0.10%, 4/30/16 (b)	9,265	9,265,000
Total Investments (Cost — $2,306,424,535*) — 108.3%		2,306,424,535
Liabilities in Excess of Other Assets — (8.3)%		(177,001,212)

Net Assets — 100.0%		$2,129,423,323

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,306,424,535	—	$2,306,424,535
[1] See above Schedule of Investments for values in each security type.

There were no transfers between levels during the year ended April 30, 2014.

See Notes to Financial Statements.

10	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Statements of Assets and Liabilities	Funds For Institutions Series

April 30, 2014	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Assets
Investments at value — from the applicable Master Portfolio[1,5]	$6,614,332,735	$1,931,794,778	$2,593,400,185	—	—	$1,429,034,527
Investments at value — unaffiliated[2]	—	—	—	$839,710,610	$2,306,424,535	—
Repurchase agreements at value[3]	—	—	—	826,741,000	—	—
Capital shares sold receivable	72,844,976	6,799,538	28,293,109	13,099,705	1,655,750	14,843,691
Interest receivable	—	—	—	104,123	162,371	—
Withdrawals receivable from the Master Portfolio	—	—	—	—	—	13,367
Prepaid expenses	48,435	47,419	25,199	44,534	48,904	27,770

Total assets	6,687,226,146	1,938,641,735	2,621,718,493	1,679,699,972	2,308,291,560	1,443,919,355

Liabilities
Capital shares redeemed payable	72,844,976	6,683,455	28,293,101	13,142,509	1,900,757	14,857,058
Investments purchased payable	—	—	—	—	176,813,024	—
Administration fees payable	583,880	150,533	214,871	—	—	32,485
Investment advisory fees payable	—	—	—	70,639	34,294	—
Income dividends payable	32,545	4,586	33,323	1,624	—	12,924
Officer’s and Directors’ fees payable	982	272	553	4,330	8,204	157
Contributions payable to the Master Portfolio	—	116,083	8	—	—	—
Other accrued expenses payable	108,201	112,575	51,301	116,358	111,958	88,804

Total liabilities	73,570,584	7,067,504	28,593,157	13,335,460	178,868,237	14,991,428

Net Assets	$6,613,655,562	$1,931,574,231	$2,593,125,336	$1,666,364,512	$2,129,423,323	$1,428,927,927

Net Assets Consist of
Paid-in capital	$6,613,133,085	$1,931,468,088	$2,593,029,160	$1,666,347,672	$2,129,358,143	$1,428,880,201
Undistributed net investment income	14,099	5,645	5,036	2,494	949	2,030
Accumulated net realized gain	508,378	100,498	91,140	14,346	64,231	45,696

Net Assets, $1.00 net asset value per share[4]	$6,613,655,562	$1,931,574,231	$2,593,125,336	$1,666,364,512	$2,129,423,323	$1,428,927,927

[1] Investments at cost — from the applicable Master Portfolio	$6,614,332,735	$1,931,794,778	$2,593,400,185	—	—	$1,429,034,527
[2] Investments at cost — unaffiliated	—	—	—	$839,710,610	$2,306,424,535	—
[3] Repurchase agreements at cost	—	—	—	$826,741,000	—	—
[4] Shares outstanding, unlimited shares authorized, par value $0.10 per share	6,613,133,085	1,931,468,088	2,593,029,160	1,666,347,672	2,129,358,152	1,426,857,341
[5] Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Tax-Exempt Portfolio, respectively.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	11

Statements of Operations	Funds For Institutions Series

Year Ended April 30, 2014	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Investment Income
Interest	$12,604	$9,552	—	$1,853,554	$1,417,176	$7,190
Net investment income allocated from the applicable Master Portfolio:[1]
Interest	20,422,377	4,723,893	$7,271,640	—	—	1,842,888
Expenses	(4,993,226)	(1,338,769)	(2,053,079)	—	—	(922,183)
Fees waived and paid indirectly	653	137	185	—	—	100,542

Total income	15,442,408	3,394,813	5,218,746	1,853,554	1,417,176	1,028,437

Expenses
Investment advisory	—	—	—	5,352,598	8,204,989	—
Administration	8,346,196	3,221,473	4,307,294	—	—	2,078,774
Transfer agent	491,010	453,687	130,878	195,993	231,558	236,765
Professional	103,284	45,330	57,574	67,357	83,243	31,962
Registration	66,333	71,835	87,027	65,306	75,242	63,472
Printing	15,036	1,428	1,575	2,460	5,100	198
Officer and Directors	2,384	1,038	1,340	23,457	40,885	87
Custodian	—	—	—	114,414	82,666	—
Accounting services	—	—	—	61,581	63,092	—
Miscellaneous	81,844	61,787	41,316	72,399	89,787	55,018

Total expenses	9,106,087	3,856,578	4,627,004	5,955,565	8,876,562	2,466,276
Less fees waived by Manager	—	—	—	(4,253,754)	(7,460,337)	—
Less fees waived and/or reimbursed by administrator	—	(911,544)	(749,245)	—	—	(1,859,684)
Less fees paid indirectly	—	—	—	(461)	—	—

Total expenses after fees waived and/or reimbursed and paid indirectly	9,106,087	2,945,034	3,877,759	1,701,350	1,416,225	606,592

Net investment income	6,336,321	449,779	1,340,987	152,204	951	421,845

Realized Gain
Net realized gain allocated from the applicable Master Portfolio[1]	712,289	123,993	193,330	—	—	162,858
Net realized gain from investments	—	—	—	21,140	189,969	—

Net Increase in Net Assets Resulting from Operations	$7,048,610	$573,772	$1,534,317	$173,344	$190,920	$584,703

[1] Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Tax-Exempt Portfolio, respectively.

See Notes to Financial Statements.

12	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Premier Institutional Fund		FFI Institutional Fund
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013

Operations
Net investment income	$6,336,321	$14,478,110	$449,779	$1,932,951
Net realized gain	712,289	469,679	123,993	163,160

Net increase in net assets resulting from operations	7,048,610	14,947,789	573,772	2,096,111

Dividends and Distributions to Shareholders From[1]
Net investment income	(6,336,321)	(14,478,110)	(449,779)	(1,932,951)
Net realized gain	—	—	(168,595)	(175,177)

Decrease in net assets resulting from dividends and distributions to shareholders	(6,336,321)	(14,478,110)	(618,374)	(2,108,128)

Capital Share Transactions
Net Proceeds from sale of shares	28,619,951,490	38,473,182,223	5,530,990,547	6,816,124,260
Reinvestment of dividends and distributions	5,503,302	12,282,344	567,429	1,975,814
Cost of shares redeemed	(30,727,955,977)	(37,826,018,235)	(5,777,579,471)	(7,260,630,239)

Net decrease in net assets derived from capital share transactions	(2,102,501,185)	659,446,332	(246,021,495)	(442,530,165)

Net Assets
Total decrease in net assets	(2,101,788,896)	659,916,011	$(246,066,097)	$(442,542,182)
Beginning of year	8,715,444,458	8,055,528,447	$2,177,640,328	$2,620,182,510

End of year	$6,613,655,562	$8,715,444,458	$1,931,574,231	$2,177,640,328

Undistributed net investment income, end of year	$14,099	$14,099	$5,645	$5,645

[1] Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	13

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Select Institutional Fund		FFI Government Fund
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013

Operations
Net investment income	$1,340,987	$4,410,721	$152,204	$191,394
Net realized gain	193,330	208,032	21,140	34,435

Net increase in net assets resulting from operations	1,534,317	4,618,753	173,344	225,829

Dividends and Distributions to Shareholders From[1]
Net investment income	(1,340,987)	(4,410,721)	(152,204)	(191,394)
Net realized gain	(235,000)	(194,476)	(17,883)	(39,838)

Decrease in net assets resulting from dividends and distributions to shareholders	(1,575,987)	(4,605,197)	(170,087)	(231,232)

Capital Share Transactions
Net proceeds from sale of shares	28,229,156,335	34,726,855,844	7,476,440,802	9,330,401,068
Reinvestment of dividends and distributions	1,102,644	3,802,891	155,125	214,254
Cost of shares redeemed	(29,164,984,437)	(34,091,665,088)	(7,661,542,760)	(10,257,086,441)

Net increase (decrease) in net assets derived from capital share transactions	(934,725,458)	638,993,647	(184,946,833)	(926,471,119)

Net Assets
Total increase (decrease) in net assets	(934,767,128)	639,007,203	(184,943,576)	(926,476,522)
Beginning of year	3,527,892,464	2,888,885,261	1,851,308,088	2,777,784,610

End of year	$2,593,125,336	$3,527,892,464	$1,666,364,512	$1,851,308,088

Undistributed net investment income, end of year	$5,036	$5,036	$2,494	$2,494

[1] Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

14	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Treasury Fund		FFI Institutional Tax-Exempt Fund
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013

Operations
Net investment income	$951	$992	$421,845	$422,898
Net realized gain	189,969	167,525	162,858	19,987

Net increase in net assets resulting from operations	190,920	168,517	584,703	442,885

Dividends and Distributions to Shareholders From[1]
Net investment income	(951)	(1,220)	(414,655)	(405,157)
Net realized gain	(219,782)	(99,906)	(122,322)	(41,076)

Decrease in net assets resulting from dividends and distributions to shareholders	(220,733)	(101,126)	(536,977)	(446,233)

Capital Share Transactions
Net proceeds from sale of shares	5,591,587,580	3,870,299,065	7,693,494,203	6,937,814,208
Reinvestment of dividends and distributions	212,045	100,172	438,918	322,078
Cost of shares redeemed	(5,867,849,500)	(4,147,031,635)	(7,820,390,322)	(8,311,764,808)

Net decrease in net assets derived from capital share transactions	(276,049,875)	(276,632,398)	(126,457,201)	(1,373,628,522)

Net Assets
Total decrease in net assets	(276,079,688)	(276,565,007)	(126,409,475)	(1,373,631,870)
Beginning of year	2,405,503,011	2,682,068,018	1,555,337,402	2,928,969,272

End of year	$2,129,423,323	$2,405,503,011	$1,428,927,927	$1,555,337,402

Undistributed net investment income, end of year	$949	$992	$2,030	—

[1] Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	15

Financial Highlights	Funds For Institutions Series

	FFI Premier Institutional Fund
	Year Ended April 30,
	2014		2013		2012		2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0008		0.0017		0.0012		0.0022	0.0028
Net realized gain	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0001	0.0000	[1]

Net increase from investment operations	0.0008		0.0017		0.0012		0.0023	0.0028

Dividends from net investment income[2]	(0.0008)		(0.0017)		(0.0012)		(0.0022)	(0.0028)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total Investment Return[3]
Based on net asset value	0.08%		0.17%		0.12%		0.22%	0.28%

Ratio to Average Net Assets[4]
Total expenses	0.17%		0.16%		0.16%		0.16%	0.18%

Net investment income	0.08%		0.17%		0.12%		0.22%	0.29%

Supplemental Data
Net assets, end of year (000)	$6,613,656		$8,715,444		$8,055,528		$11,284,540	$12,182,188

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of dividends and distributions.

[4]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

16	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Financial Highlights	Funds For Institutions Series

	FFI Institutional Fund
	Year Ended April 30,
	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0008	0.0006	0.0017	0.0023
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0003	0.0000 [1]

Net increase from investment operations	0.0003	0.0009	0.0007	0.0020	0.0023

Dividends and distributions from:[2]
Net investment income	(0.0003)	(0.0008)	(0.0006)	(0.0017)	(0.0023)
Net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0003)	(0.0000)[3]

Total dividends and distributions	(0.0003)	(0.0009)	(0.0007)	(0.0020)	(0.0023)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.03%	0.09%	0.06%	0.20%	0.23%

Ratio to Average Net Assets[5]
Total expenses	0.24%	0.23%	0.23%	0.22%	0.24%

Total expenses after fees waived and/or reimbursed	0.20%	0.23%	0.23%	0.22%	0.24%

Net investment income	0.02%	0.08%	0.05%	0.17%	0.26%

Supplemental Data
Net assets, end of year (000)	$1,931,574	$2,177,640	$2,620,183	$4,595,474	$6,783,683

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	17

Financial Highlights	Funds For Institutions Series

	FFI Select Institutional Fund
	Year Ended April 30,
	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0013	0.0010	0.0020	0.0027
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0005	0.0014	0.0011	0.0021	0.0027

Dividends and distributions from:[2]
Net investment income	(0.0005)	(0.0013)	(0.0010)	(0.0020)	(0.0027)
Net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]

Total dividends and distributions	(0.0005)	(0.0014)	(0.0011)	(0.0021)	(0.0027)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.05%	0.14%	0.11%	0.21%	0.27%

Ratio to Average Net Assets[5]
Total expenses	0.20%	0.19%	0.20%	0.18%	0.18%

Total expenses after fees waived and/or reimbursed	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.04%	0.13%	0.10%	0.21%	0.24%

Supplemental Data
Net assets, end of year (000)	$2,593,125	$3,527,892	$2,888,885	$4,694,755	$4,395,901

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

18	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Financial Highlights	Funds For Institutions Series

	FFI Government Fund
	Year Ended April 30,
	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0005	0.0012
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0005	0.0012

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0005)	(0.0012)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)	(0.0000)[3]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0007)	(0.0012)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.07%	0.12%

Ratio to Average Net Assets
Total expenses	0.36%	0.35%	0.33%	0.33%	0.34%

Total expenses after fees waived and paid indirectly	0.10%	0.18%	0.15%	0.22%	0.23%

Net investment income	0.01%	0.01%	0.01%	0.05%	0.12%

Supplemental Data
Net assets, end of year (000)	$1,666,365	$1,851,308	$2,777,785	$3,035,880	$4,980,873

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	19

Financial Highlights	Funds For Institutions Series

	FFI Treasury Fund
	Year Ended April 30,
	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0001	0.0000	0.0000	0.0001	0.0001

Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
Net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	—

Total dividends and distributions	(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.00%	0.00%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.34%	0.34%	0.33%	0.33%	0.34%

Total expenses after fees waived	0.05%	0.10%	0.05%	0.16%	0.17%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,129,423	$2,405,503	$2,682,068	$2,640,947	$4,672,003

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

20	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Financial Highlights	Funds For Institutions Series

	FFI Institutional Tax-Exempt Fund
	Year Ended April 30,
	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0002	0.0003	0.0017	0.0028
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0004	0.0002	0.0003	0.0017	0.0028

Dividends and distributions from:[2]
Net investment income	(0.0003)	(0.0002)	(0.0003)	(0.0017)	(0.0028)
Net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total dividends and distributions	(0.0004)	(0.0002)	(0.0003)	(0.0017)	(0.0028)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.04%	0.02%	0.03%	0.17%	0.28%

Ratio to Average Net Assets[5]
Total expenses	0.24%	0.23%	0.23%	0.22%	0.23%

Total expenses after fees waived and/or reimbursed	0.10%	0.21%	0.18%	0.22%	0.23%

Net investment income	0.03%	0.02%	0.03%	0.18%	0.28%

Supplemental Data
Net assets, end of year (000)	$1,428,928	$1,555,337	$2,928,969	$5,150,945	$10,793,962

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	21

Notes to Financial Statements	Funds For Institutions Series

1. Organization:

Funds For Institutions Series (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of six series, FFI Premier Institutional Fund (“Premier Institutional Fund”), FFI Institutional Fund (“Institutional Fund”), FFI Select Institutional Fund (“Select Institutional Fund”), FFI Government Fund (“Government Fund”), FFI Treasury Fund (“Treasury Fund”) and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) (collectively, the “Funds” or individually a “Fund”). Each Fund is classified as diversified. Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund (the “Feeder Funds”) seek to achieve their investment objectives by investing all of their assets in the applicable series (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”), which has the same investment objective and strategies as the corresponding Feeder Funds. Premier Institutional Fund invests all of its assets in Master Premier Institutional Portfolio. Institutional Fund and Select Institutional Fund invest all of their assets in Master Institutional Portfolio. Institutional Tax-Exempt Fund invests all of its assets in Master Institutional Tax-Exempt Portfolio. The Master LLC is organized as a Delaware limited liability company and is a registered investment company. The value of each Feeder Fund’s investment in the corresponding Master Portfolio reflects the Feeder Fund’s proportionate interest in the net assets of the corresponding Master Portfolio. As of April 30, 2014, the percentages of Master Premier Institutional Portfolio and Master Institutional Tax-Exempt Portfolio owned by Premier Institutional Fund and Institutional Tax-Exempt Fund were 100% and 100%, respectively. As of April 30, 2014, the percentages of Master Institutional Portfolio owned by Institutional Fund and Select Institutional Fund were 43% and 57%, respectively. The performance of each Feeder Fund is directly affected by the performance of the corresponding Master Portfolio. The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements. The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the Trustees of the Trust and the Directors of the Master LLC are referred to throughout this report as the “Directors”.

2. Significant Accounting Policies:

The Trust’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust:

Valuation: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Feeder Fund records its investment in the applicable Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master LLC is discussed in Note 2 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. Government Fund’s and Treasury Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). For the Feeder Funds, for financial reporting purposes, contributions to and withdrawals from the Master Portfolios are accounted on a trade date basis. The Feeder Funds record daily their proportionate share of the applicable Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended April 30, 2014. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

22	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Notes to Financial Statements (continued)	Funds For Institutions Series

Management has analyzed tax laws and regulations and their application to each Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Repurchase Agreements: Government and Treasury Funds may enter into repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Government and Treasury Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

The Funds, along with other affiliated investment companies, may transfer uninvested cash into joint trading accounts which are then invested in repurchase agreements. As of April 30, 2014, there were no joint trading accounts invested in repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects the Funds’ obligation under bankruptcy law to return the excess to the counterparty.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

BlackRock Advisors, LLC (the “Manager” or “Administrator”), an indirect, wholly owned subsidiary of BlackRock, acts as the investment advisor for Government and Treasury Funds pursuant to separate investment advisory agreements with the Trust, and as the Administrator to the Feeder Funds pursuant to an administration agreement with the Trust. The Feeder Funds do not pay an investment advisory fee or investment management fee.

The Manager provides investment advisory and administrative services to Government and Treasury Funds. The Manager is responsible for the management of Government and Treasury Funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, these Funds pay the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
First $500 Million	0.350%
$500 Million — $750 Million	0.335%
$750 Million — $1 Billion	0.320%
Greater than $1 Billion	0.300%

The Manager voluntarily agreed to waive a portion of the investment advisory fees for Government and Treasury Funds. The effective fee payable to the Manager by Government and Treasury Funds after giving effect to this fee waiver will be at the annual rate of 0.20% of such Fund’s average daily net assets. The Manager may discontinue this waiver in whole or in part, with respect to either Fund, at any time without notice. These amounts are included in fees waived by Manager in the Statements of Operations.

For the year ended April 30, 2014, the following amounts were waived pursuant to this agreement:

Government Fund	$2,042,517
Treasury Fund	$2,992,682

The Manager and/or Administrator voluntarily agreed to waive a portion of its advisory and/or administration fees and/or reimburse operating expenses to enable Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund, Treasury Fund and Institutional Tax-Exempt Fund to maintain a minimum level of daily net investment income. This amount is included in or shown as fees waived by Manager or fees waived and/or reimbursed by administrator in the Statements of Operations.

The Administrator provides certain administrative services for the Feeder Funds. For such services, each Feeder Fund pays the Administrator a

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	23

Notes to Financial Statements (continued)	Funds For Institutions Series

monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Administration Fees
Premier Institutional Fund	0.10%
Institutional Fund	0.15%
Select Institutional Fund	0.13%
Institutional Tax-Exempt Fund	0.15%

Under Select Institutional Fund’s administration agreement, in exchange for the administration fee, the Administrator has agreed to pay all other ordinary expenses of Select Institutional Fund other than the Fund’s pro rata portion of the investment advisory fee of Master Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.18% of the Fund’s average daily net assets. In the event that the Administrator does not pay such expenses of the Fund, the administration fee shall be automatically reduced by an amount equal to the amount of such expenses not paid by the Administrator.

The Trust, on behalf of each Fund, entered into a Distribution Agreement with BlackRock Investments, LLC, an affiliate of the Manager.

Certain officers and/or directors of the Trust are officers and/or directors of BlackRock or its affiliates. Each Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and directors in the Statement of Operations.

5. Income Tax Information:

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of April 30, 2014 attributable to the reclassification of distributions were reclassified to the following accounts:

	Treasury Fund	Institutional Tax- Exempt Fund
Undistributed net investment income	$(43)	$(5,160)
Accumulated net realized gain	$43	$5,160

The tax character of distributions paid during the fiscal years ended April 30, 2014 and April 30, 2013 was as follows:

		Premier Institutional Fund	Institutional Fund	Select Institutional Fund	Government Fund	Treasury Fund	Institutional Tax- Exempt Fund
Tax-exempt income[1]	4/30/14	—	—	—	—	—	$414,655
	4/30/13	—	—	—	—	—	$402,911
Ordinary income	4/30/14	$6,336,321	$618,167	$1,575,625	$170,087	$220,733	$25,998
	4/30/13	$14,478,110	$2,108,128	$4,605,197	$231,232	$101,126	$29,770
Long-term capital gains[2]	4/30/14	—	$207	$362	—	—	$96,324
	4/30/13	—	—	—	—	—	$13,552

Total	4/30/14	$6,336,321	$618,374	$1,575,987	$170,087	$220,733	$536,977

	4/30/13	$14,478,110	$2,108,128	$4,605,197	$231,232	$101,126	$446,233

[1]	The Fund designates this amount paid during the fiscal year ended April 30, 2014, as exempt interest dividends.

[2]	The Funds designate these amounts paid during the fiscal year ended April 30, 2014, as capital gain dividends.

As of April 30, 2014, the tax components of accumulated net earnings were as follows:

	Premier Institutional Fund	Institutional Fund	Select Institutional Fund	Government Fund	Treasury Fund	Institutional Tax- Exempt Fund
Undistributed tax-exempt income	—	—	—	—	—	$2,030
Undistributed ordinary income	$522,477	$106,143	$96,176	$15,398	$65,677	—
Undistributed long-term capital gains	—	—	—	1,442	—	46,431
Net unrealized losses[3]	—	—	—	—	(497)	—
Qualified late-year losses[4]	—	—	—	—	—	(735)

Total	$522,477	$106,143	$96,176	$16,840	$65,180	$47,726

[3]	The differences between book-basis and tax-basis net unrealized losses were attributable primarily to the tax deferral of losses on wash sales.

[4]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the year ending April 30, 2015.

During the year ended April 30, 2014, Premier Institutional Fund utilized $203,911 of its capital loss carryforward.

24	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Notes to Financial Statements (concluded)	Funds For Institutions Series

6. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

7. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	25

Report of Independent Registered Public Accounting Firm	Funds For Institutions Series

To the Trustees and Shareholders of

Funds For Institutions Series:

We have audited the accompanying statements of assets and liabilities of Funds For Institutions Series (the “Trust”), comprising FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund, FFI Government Fund, FFI Treasury Fund and FFI Institutional Tax-Exempt Fund (collectively, the “Funds”), including the schedules of investments of FFI Government Fund and FFI Treasury Fund, as of April 30, 2014, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund, FFI Government Fund, FFI Treasury Fund and FFI Institutional Tax-Exempt Fund, each of Funds For Institutions Series, as of April 30, 2014, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

June 25, 2014

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund, FFI Government Fund, FFI Treasury Fund and Institutional Tax-Exempt Fund for the taxable year ended April 30, 2014.

		FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund
Interest Related Dividends and Qualified
Short-Term Capital Gains for Non-U.S. Residents[1]
Months Paid:	May 2013 – December 2013	90.06%	97.09%	95.07%	100.00%	100.00%	100.00%
	January 2014 – April 2014	96.31%	96.31%	98.56%	100.00%	100.00%	—
Federal Obligation Interest[2]		3.27%	3.06%	3.58%	43.45%	0.43%[3]	—

[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresidents aliens and foreign corporations.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[3]	At least 50% of the assets of the Fund were invested in Federal obligations at the end of each fiscal quarter.

26	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Master Portfolio Information as of April 30, 2014	Master Institutional Money Market LLC

Portfolio Composition

Master Premier Institutional Portfolio	Percent of Net Assets
Certificates of Deposit	35%
Commercial Paper	31
Repurchase Agreements	14
Time Deposits	10
U.S. Treasury Obligations	6
Corporate Notes	2
Municipal Bonds	2

Total	100%

Master Institutional Portfolio	Percent of Net Assets
Commercial Paper	36%
Certificates of Deposit	33
Time Deposits	13
Repurchase Agreements	10
U.S. Treasury Obligations	4
Corporate Notes	2
Municipal Bonds	1
Liabilities in Excess of Other Assets	1

Total	100%

Master Institutional Tax-Exempt Portfolio	Percent of Net Assets
Variable Rate Demand Obligations	85%
Fixed Rate Notes	13
Tax-Exempt Commercial Paper	2

Total	100%

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	27

Schedule of Investments April 30, 2014	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit (a)	Par (000)	Value
Yankee
Australia & New Zealand Banking Group Ltd., 0.22%, 2/25/15 (b)	$71,500	$71,500,000
Bank of Montreal, Chicago:
0.21%, 8/12/14	55,000	55,000,000
0.22%, 9/05/14 (b)	95,000	95,001,151
Bank of Nova Scotia, Houston (b):
0.28%, 8/08/14	60,000	60,000,000
0.20%, 11/06/14	25,000	25,000,000
0.27%, 11/06/14	75,000	75,000,000
BNP Paribas SA, NY:
0.30%, 8/04/14	60,000	60,000,000
0.29%, 9/05/14 (b)	50,000	50,000,000
Canadian Imperial Bank of Commerce, NY, 0.23%, 8/08/14 (b)	81,000	81,000,000
Credit Industriel et Commercial, NY:
0.13%, 5/05/14	55,000	55,000,000
0.24%, 5/06/14	20,000	20,000,000
0.25%, 7/15/14	100,000	100,000,000
0.32%, 10/14/14	18,000	18,000,000
Credit Suisse, NY, 0.29%, 11/14/14	26,500	26,500,000
Deutsche Bank AG, NY (b):
0.32%, 8/22/14	30,000	30,000,000
0.29%, 10/24/14	20,000	20,000,000
Mitsubishi UFJ Trust & Banking Corp., NY:
0.22%, 6/05/14	50,000	50,000,000
0.22%, 7/17/14	10,000	10,000,000
Mizuho Bank Ltd., NY:
0.22%, 5/13/14	25,000	24,999,917
0.22%, 6/03/14	60,000	60,000,000
National Australia Bank Ltd., NY (b):
0.24%, 8/08/14	70,000	70,000,000
0.24%, 8/13/14	30,000	30,000,000
National Bank of Canada, NY:
0.30%, 7/09/14 (b)	53,000	53,000,000
0.26%, 12/19/14	24,000	24,000,000
0.25%, 1/23/15 (b)	46,000	46,000,000
Norinchukin Bank, NY, 0.10%, 5/07/14	125,000	125,000,000
Oversea-Chinese Banking Corp., Ltd., NY:
0.19%, 6/25/14	70,000	70,000,000
Certificates of Deposit (a)	Par (000)	Value
Yankee (concluded)
Oversea-Chinese Banking Corp., Ltd., NY (concluded)
0.20%, 7/08/14	$30,000	$30,000,000
0.21%, 7/25/14	50,000	50,000,000
Rabobank Nederland NV, NY:
0.25%, 7/15/14	20,000	20,000,000
0.26%, 8/22/14 (b)	75,000	75,000,000
0.27%, 9/16/14 (b)	72,500	72,500,000
0.28%, 4/14/15 (b)	49,000	49,000,000
Royal Bank of Canada, NY (b):
0.27%, 10/31/14	31,000	31,000,000
0.27%, 12/05/14	20,000	20,000,000
0.27%, 1/13/15	29,000	29,000,000
Societe Generale, NY:
0.29%, 5/02/14	25,000	25,000,000
0.32%, 9/19/14	49,000	49,000,000
Sumitomo Mitsui Banking Corp., NY, 0.23%, 10/10/14 (b)	40,000	40,000,000
Sumitomo Mitsui Trust Bank Ltd., NY:
0.22%, 5/05/14	35,000	35,000,000
0.22%, 6/04/14	75,000	75,000,000
0.22%, 8/04/14	45,000	45,000,000
Toronto-Dominion Bank, NY:
0.22%, 7/24/14 (b)	47,000	47,000,000
0.25%, 8/12/14	40,000	40,000,000
0.25%, 11/06/14	23,000	23,000,000
0.23%, 4/15/15 (b)	38,000	38,000,000
UBS AG, Stamford, 0.20%, 7/07/14 (b)	40,000	40,000,000
Wells Fargo Bank NA, 0.27%, 2/17/15 (b)	35,000	35,000,000
Westpac Banking Corp., NY, 0.23%, 8/28/14 (b)	40,000	40,000,000
Total Certificates of Deposit — 35.0%		2,313,501,068

Commercial Paper
Alpine Securitization Corp., 0.23%, 8/25/14 (c)	50,000	50,000,000
Australia & New Zealand Banking Group Ltd. (b):
0.24%, 8/15/14	35,000	35,000,000
0.22%, 11/26/14	45,000	45,000,000
0.22%, 3/05/15	14,000	14,000,000

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.	ISD	Independent School District
AMT	Alternative Minimum Tax (subject to)	LIFERS	Long Inverse Floating Exempt Receipts
ARB	Airport Revenue Bonds	LOC	Letter of Credit
BAN	Bond Anticipation Notes	LRB	Lease Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
COP	Certificates of Participation	M/F	Multi-Family
DRIVERS	Derivative Inverse Tax-Exempt Receipts	MTN	Medium-Term Note
ECN	Extendible Commercial Note	NPFGC	National Public Finance Guarantee Corp.
EDA	Economic Development Authority	P-FLOATS	Puttable Floating Rate Securities
EDC	Economic Development Corp.	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	RAN	Revenue Anticipation Notes
GO	General Obligation Bonds	RB	Revenue Bonds
HDA	Housing Development Authority	SBPA	Stand-by Bond Purchase Agreements
HFA	Housing Finance Agency	S/F	Single-Family
HRB	Housing Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
IDA	Industrial Development Authority	TECP	Tax-Exempt Commercial Paper
IDRB	Industrial Development Revenue Bonds	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

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Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Bank of Nederlandse Gemeenten, 0.21%, 8/05/14 (d)	$30,000	$29,983,200
Bank of Nova Scotia, 0.22%, 8/18/14 (d)	50,000	49,966,694
Bedford Row Funding Corp.:
0.25%, 11/05/14 (d)	24,000	23,968,667
0.30%, 11/20/14 (d)	40,000	39,932,333
0.26%, 1/09/15 (b)	50,000	50,000,000
BNP Paribas Finance, Inc. (d):
0.25%, 6/02/14	40,000	39,991,111
0.33%, 6/06/14	45,000	44,985,150
0.30%, 10/16/14	40,000	39,944,000
BPCE, 0.30%, 9/02/14 (d)	50,000	49,948,333
Cancara Asset Securitisation LLC, 0.17%, 6/17/14 (d)	15,000	14,996,671
Collateralized Commercial Paper Co. LLC, 0.28%, 6/06/14 (d)	35,000	34,990,200
Commonwealth Bank of Australia (b):
0.23%, 5/15/14	34,000	34,000,000
0.22%, 12/05/14	100,000	99,997,360
0.24%, 2/06/15	37,000	37,000,000
0.22%, 3/19/15 (c)	25,000	25,000,000
CPPIB Capital, Inc. (d):
0.30%, 2/09/15	38,400	38,309,120
0.30%, 3/26/15	25,000	24,931,458
Credit Suisse, NY, 0.26%, 10/27/14 (d)	35,000	34,954,753
Fortis Funding LLC, 0.08%, 5/01/14 (d)	50,000	50,000,000
HSBC Bank PLC (b):
0.25%, 9/09/14 (c)	48,000	48,000,000
0.25%, 9/10/14	24,000	24,000,000
0.24%, 11/19/14	25,000	25,000,000
ING (US) Funding LLC (d):
0.23%, 8/01/14	50,000	49,970,611
0.24%, 8/20/14	40,000	39,971,017
0.25%, 9/02/14	25,000	24,978,472
Kells Funding LLC (b):
0.21%, 10/14/14	38,000	38,003,274
0.24%, 10/15/14 (c)	60,000	59,997,216
0.24%, 10/29/14 (c)	60,000	60,000,000
0.25%, 1/09/15 (c)	50,000	50,000,000
Macquarie Bank Ltd., 0.28%, 8/19/14 (d)	38,000	37,967,489
Mizuho Funding LLC, 0.25%, 10/22/14 (d)	32,000	31,961,333
Mont Blanc Capital Corp., 0.23%, 5/12/14 (d)	5,000	4,999,649
Nederlandse Waterschapsbank NV (b):
0.20%, 6/24/14 (c)	14,000	14,000,000
0.24%, 7/07/14	50,000	50,000,930
0.25%, 7/25/14 (c)	50,000	50,002,324
0.25%, 7/28/14	13,000	13,000,635
0.24%, 7/30/14	13,000	13,000,649
Northern Pines Funding LLC (d):
0.24%, 6/30/14	50,000	49,980,000
0.30%, 8/29/14	35,000	34,965,000
Old Line Funding LLC, 0.23%, 7/14/14 (d)	27,128	27,115,175
Oversea-Chinese Banking Corp. Ltd. (d):
0.23%, 8/06/14	25,000	24,984,507
0.24%, 9/10/14	50,000	49,956,000
Skandinaviska Enskilda Banken AB (d):
0.30%, 7/02/14	40,000	39,979,333
0.26%, 10/21/14	20,000	19,975,492
Societe Generale North America, Inc., 0.24%, 5/02/14 (d)	43,000	42,999,707
Commercial Paper	Par (000)	Value
Sumitomo Mitsui Banking Corp., (d):
0.21%, 6/24/14	$26,375	$26,366,692
0.22%, 8/07/14	32,800	32,780,356
Svenska Handelsbanken, Inc., 0.21%, 7/17/14 (d)	40,000	39,982,461
Westpac Banking Corp.:
0.26%, 7/09/14 (b)	18,855	18,855,000
0.22%, 9/29/14 (b)	40,000	40,000,000
0.30%, 1/02/15 (d)	40,000	39,918,000
0.22%, 4/09/15 (b)(c)	52,000	52,000,000
Total Commercial Paper — 31.5%		2,081,610,372

Corporate Notes
ING Bank NV, 2.38%, 6/09/14 (c)	16,775	16,812,000
National Australia Bank Ltd.:
3.75%, 3/02/15 (c)	20,000	20,572,722
MTN, 2.00%, 3/09/15	13,715	13,906,132
Svenska Handelsbanken AB (c):
4.88%, 6/10/14	10,000	10,050,737
0.26%, 10/15/14	63,400	63,400,000
Toronto-Dominion Bank, NY, 1.38%, 7/14/14	20,870	20,914,585
Total Corporate Notes — 2.2%		145,656,176

Municipal Bonds (e)
Alaska Housing Finance Corp., Refunding RB, VRDN, State Capital Project II, Series B, 0.08%, 5/07/14	23,800	23,800,000
New York City Transitional Finance Authority, Refunding RB, VRDN, New York City Recovery, Series 3, Sub-Series 3G (Bank of New York Mellon SBPA), 0.10%, 5/07/14	24,150	24,150,000
New York State Dormitory Authority, Refunding RB, VRDN, City University, Consolidated 5th, Series D (TD Bank NA LOC), 0.11%, 5/01/14	6,975	6,975,000
New York State HFA, RB, VRDN, 1500 Lexington Avenue, Series A (Fannie Mae), 0.09%, 5/07/14	33,600	33,600,000
State of California, GO, Refunding FLOATS, VRDN, Series 2661 (Wells Fargo Bank NA SBPA), 0.15%, 5/07/14 (c)(f)	39,275	39,275,000
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC), 0.10%, 5/07/14	11,760	11,760,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Home Ownership, Series B (Federal Home Loan Bank of Chicago SBPA), 0.10%, 5/07/14	2,450	2,450,000
Total Municipal Bonds — 2.1%		142,010,000

Time Deposits
Barclays Bank PLC, 0.08%, 5/01/14	100,000	100,000,000
Credit Agricole Corporate & Investment Bank, 0.10%, 5/01/14	250,000	250,000,000
ING Bank NV, (Amsterdam), 0.10%, 5/07/14	112,000	112,000,000

See Notes to Financial Statements.

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Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Time Deposits	Par (000)	Value
Natixis, NY, 0.09%, 5/01/14	$172,000	$172,000,000
Total Time Deposits — 9.6%		634,000,000

U.S. Treasury Obligations
U.S. Treasury Bills (d):
0.08%, 8/21/14	50,000	49,987,944
0.08%, 9/04/14	75,000	74,979,000
0.08%, 9/25/14	50,000	49,983,667
0.13%, 11/13/14	25,000	24,981,897
0.12%, 3/05/15	50,000	49,948,667
U.S. Treasury Notes:
0.25%, 5/31/14	15,000	15,001,304
0.50% - 4.25%, 8/15/14	95,000	95,910,824
0.08%, 1/31/16 (b)	35,000	34,985,751
Total U.S. Treasury Obligations — 6.0%		395,779,054

Repurchase Agreements
Citigroup Global Markets, Inc., 0.33%, 5/01/14 (Purchased on 4/30/2014 to be repurchased at $129,501,187, collateralized by various Corporate/Debt Obligations and a U.S. Government Sponsored Agency Obligation and various U.S. Treasury Obligations, 0.33% - 7.45%, due 8/31/14 - 11/20/57, original par and fair values of $324,433,670 and $136,722,800, respectively)	129,500	129,500,000
Citigroup Global Markets, Inc., 0.60%, 6/04/14 (Purchased on 4/30/14 to be repurchased at $114,566,847, collateralized by various Corporate/Debt Obligations and a U.S. Government Sponsored Agency Obligation and various U.S. Treasury Obligations, 0.00% - 6.02% due 8/31/14 - 7/25/46, original par and fair values of $180,723,298 and $121,529,347, respectively) (e)	114,500	114,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $258,252,147)		244,000,000
Credit Suisse Securities (USA) LLC, 0.53%, 6/04/14 (Purchased on 4/30/14 to be repurchased at $40,020,611, collateralized by various Corporate/Debt Obligations and various U.S. Government Sponsored Agency Obligations, 0.00% - 23.83%, due 8/04/14 - 12/25/59, original par and fair values of $247,822,447 and $43,001,877, respectively) (e)	40,000	40,000,000
Credit Suisse Securities (USA) LLC, 0.33%, 8/04/14 (Purchased on 4/30/14 to be repurchased at $14,012,320, collateralized by various U.S. Government Sponsored Agency Obligations, 5.80% - 15.39%, due 4/15/43 - 8/15/43, original par and fair values of $34,619,920 and $14,980,221, respectively)	14,000	14,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $57,982,098)		54,000,000
Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.32%, 5/07/14 (Purchased on 4/30/14 to be repurchased at $29,001,804, collateralized by various Corporate/Debt Obligations, 0.00% - 7.25% due 4/15/19 - 3/18/51, original par and fair values of $332,741,783 and $33,495,445, respectively) (e)	$29,000	$29,000,000
Deutsche Bank Securities, Inc., 0.35%, 5/06/14 (Purchased on 4/30/14 to be repurchased at $44,002,567, collateralized by various Corporate/Debt Obligations, 0.05% - 7.88%, due 9/15/19 - 2/15/51, original par and fair values of $324,487,318 and $52,507,832, respectively) (e)	44,000	44,000,000
Deutsche Bank Securities, Inc., 0.35%, 5/07/14 (Purchased on 4/30/14 to be repurchased at $50,003,403, collateralized by various Corporate/Debt Obligations, 0.58% - 5.99% due 12/20/20 - 12/11/49, original par and fair values of $55,568,253 and $55,471,558, respectively) (e)	50,000	50,000,000
Deutsche Bank Securities, Inc., 0.38%, 5/07/14 (Purchased on 4/30/14 to be repurchased at $11,000,813, collateralized by various Corporate/Debt Obligations, 0.00% - 10.88% due 10/22/14 - 2/15/51, original par and fair values of $696,836,619 and $13,112,296, respectively) (e)	11,000	11,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $154,587,131)		134,000,000
Goldman Sachs & Co., 0.14%, 5/01/14 (Purchased on 4/24/14 to be repurchased at $71,001,933, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% - 9.70%, due 4/15/36 - 7/15/43, original par and fair values of $466,255,430 and $75,970,000, respectively)	71,000	71,000,000
Total Value of Goldman Sachs & Co. (collateral value of $75,970,000)		71,000,000
J.P. Morgan Securities LLC, 0.16%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $90,000,400, collateralized by various Corporate/Debt Obligations, 0.00%, due 5/01/14 - 7/01/14, original par and fair values of $96,310,000 and $96,300,876, respectively)	90,000	90,000,000
J.P. Morgan Securities LLC, 0.54%, 5/20/14 (Purchased on 2/19/14 to be repurchased at $75,101,250, collateralized by various Corporate/Debt Obligations, 0.01% - 9.88%, due 10/12/16 - 8/25/48, original par and fair values of $330,234,415 and $80,251,909, respectively)	75,000	75,000,000
J.P. Morgan Securities LLC, 0.55%, 7/15/14 (Purchased on 4/15/14 to be repurchased at $10,013,903, collateralized by various Corporate/Debt Obligations, 0.35% - 4.80%, due 5/15/16 - 8/25/48, original par and fair values of $15,995,709 and $10,702,348, respectively)	10,000	10,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $187,255,133)		175,000,000

See Notes to Financial Statements.

30	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 0.31%, 5/01/14 (Purchased on 3/04/13 to be repurchased at $75,273,188, collateralized by various Corporate/Debt Obligations and various U.S. Government Agency Obligations, 0.29% - 6.67%, due 8/15/32 - 4/15/49, original par and fair values of $2,023,571,345 and $90,618,139, respectively)	$75,000	$75,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $90,618,139)		75,000,000
RBC Capital Markets LLC, 0.15%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $50,000,208, collateralized by various Corporate/Debt Obligations, 0.29% - 8.25%, due 8/28/15 - 2/15/45, original par and fair values of $47,618,042 and $52,500,001, respectively)	50,000	50,000,000
RBC Capital Markets LLC, 0.16%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $11,000,049, collateralized by various Corporate/Debt Obligations, 0.00% - 0.35%, due 5/13/14 - 8/12/14, original par and fair values of $11,557,759 and $11,550,001, respectively)	11,000	11,000,000
RBC Capital Markets LLC, 0.16%, 5/01/14 (Purchased on 3/28/14 to be repurchased at $11,001,662, collateralized by a Corporate/Debt Obligation, 0.25%, due 10/10/14, original par and fair values of $11,608,041 and $11,550,001, respectively)	11,000	11,000,000
Total Value of RBC Capital Markets LLC (collateral value of $75,600,003)		72,000,000
SG Americas Securities LLC, 0.32%, 5/01/14 (Purchased on 12/17/13 to be repurchased at $9,010,800, collateralized by various Corporate/Debt Obligations, 3.50% - 14.75%, due 6/15/14 - 10/01/77, original par and fair values of $9,087,385 and $10,006,277, respectively)	9,000	9,000,000
Total Value of SG Americas Securities LLC (collateral value of $10,006,277)		9,000,000
Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.48%, 5/13/14 (Purchased on 3/14/14 to be repurchased at $15,012,000, collateralized by various Corporate/Debt Obligations and a U.S. Government Sponosred Agency Obligation, 0.40% - 7.20%, due 8/25/20 to 2/15/47, original par and fair value of $88,419,749 and $18,063,523, respectively)	$15,000	$15,000,000
Wells Fargo Securities LLC, 0.46%, 7/15/14 (Purchased on 4/14/14 to be repurchased at $19,022,336, collateralized by various Corporate/Debt Obligations and various U.S. Government Sponosred Agency Obligations, 0.00% - 7.45%, due 10/28/19 - 3/25/47, original par and fair value of $131,278,299 and $22,299,452, respectively)	19,000	19,000,000
Wells Fargo Securities LLC, 0.23%, 5/01/14 (Purchased on 9/20/13 to be repurchased at $31,044,166, collateralized by various Corporate/Debt Obligations and various U.S. Government Sponsored Agency Obligations, 0.00% - 10.40%, due 5/13/14 - 2/15/51, original par and fair value of $80,296,225 and $35,181,690, respectively)	31,000	31,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $75,544,665)		65,000,000
Total Repurchase Agreements — 13.6%		899,000,000
Total Investments (Cost — $6,611,556,670*) — 100.0%		6,611,556,670
Other Assets Less Liabilities — 0.0%		2,776,065

Net Assets — 100.0%		$6,614,332,735

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

See Notes to Financial Statements.

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Schedule of Investments (concluded)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$6,611,556,670	—	$6,611,556,670
[1] See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Master Portfolio’s assets approximates fair value for financial statement purposes. As of April 30, 2014, cash of $714,401 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended April 30, 2014.

See Notes to Financial Statements.

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Schedule of Investments April 30, 2014	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit (a)	Par (000)	Value
Yankee
Bank of Montreal, Chicago:
0.21%, 8/12/14	$45,000	$45,000,000
0.22%, 9/05/14 (b)	65,000	65,001,535
Bank of Nova Scotia, Houston (b):
0.28%, 8/08/14	40,000	40,000,000
0.20%, 11/06/14	40,000	40,000,000
0.27%, 11/06/14	10,000	10,000,000
Canadian Imperial Bank of Commerce, NY (b):
0.23%, 6/13/14	19,305	19,305,000
0.23%, 8/08/14	49,000	49,000,000
Credit Industriel et Commercial, NY:
0.13%, 5/05/14	35,000	35,000,000
0.24%, 5/06/14	30,500	30,500,000
0.25%, 7/16/14	20,000	20,000,000
0.32%, 10/14/14	15,000	15,000,000
Credit Suisse, NY, 0.30%, 6/06/14 (b)	18,000	18,000,000
Deutsche Bank AG, NY, 0.32%, 8/22/14 (b)	17,000	17,000,000
Mitsubishi UFJ Trust & Banking Corp.:
0.21%, 6/18/14	30,000	30,000,000
0.22%, 7/17/14	50,000	50,000,000
Mizuho Bank Ltd., NY:
0.15%, 5/02/14	50,000	50,000,000
0.22%, 5/21/14	40,000	40,000,000
0.22%, 6/03/14	40,000	40,000,000
National Australia Bank Ltd., NY (b):
0.24%, 8/08/14	30,000	30,000,000
0.24%, 8/13/14	20,000	20,000,000
National Bank of Canada, NY:
0.26%, 12/19/14	16,500	16,500,000
0.25%, 1/23/15 (b)	22,000	22,000,000
Oversea-Chinese Banking Corp., Ltd.:
0.19%, 6/25/14	30,000	30,000,000
0.20%, 7/08/14	20,000	20,000,000
Rabobank Nederland NV, NY:
0.25%, 7/01/14	50,000	50,000,000
0.25%, 7/15/14	80,000	80,000,000
0.28%, 4/14/15 (b)	16,000	16,000,000
Royal Bank of Canada, NY (b):
0.29%, 10/10/14	20,000	20,000,000
0.27%, 10/31/14	16,000	16,000,000
0.27%, 12/05/14	15,000	15,000,000
0.27%, 12/11/14	15,000	15,000,000
0.27%, 1/13/15	23,000	23,000,000
Societe Generale, NY, 0.32%, 7/07/14	51,000	51,000,000
Sumitomo Mitsui Banking Corp., NY:
0.22%, 6/10/14	51,000	51,000,000
0.23%, 10/10/14 (b)	10,000	10,000,000
0.25%, 10/14/14	25,000	25,000,000
Sumitomo Trust & Banking Co. Ltd., NY:
0.22%, 5/05/14	40,000	40,000,000
0.20%, 5/19/14	70,000	70,000,000
0.22%, 6/04/14	25,000	25,000,000
Toronto-Dominion Bank, NY:
0.22%, 7/24/14 (b)	31,000	31,000,000
0.25%, 8/12/14	50,000	50,000,000
0.24%, 9/04/14	25,000	25,000,000
0.25%, 11/06/14	16,000	16,000,000
0.23%, 4/15/15 (b)	10,000	10,000,000
UBS AG, Stamford, 0.20%, 7/07/14 (c)	20,000	20,000,000
Certificates of Deposit (a)	Par (000)	Value
Yankee (concluded)
Wells Fargo Bank NA (b):
0.20%, 5/01/14	$20,000	$20,000,000
0.27%, 9/09/14	20,000	20,001,457
0.27%, 2/17/15	25,000	25,000,000
Westpac Banking Corp., NY, 0.24%, 8/08/14 (b)	11,500	11,500,013
Total Certificates of Deposit — 32.9%		1,487,808,005

Commercial Paper
Albion Capital LLC, 0.13%, 5/06/14 (d)	50,000	49,999,097
Antalis US Funding Corp., 0.24%, 5/09/14 (d)	19,700	19,698,949
Australia & New Zealand Banking Group Ltd. (b):
0.22%, 11/26/14	30,000	30,000,000
0.22%, 3/05/15	11,000	11,000,000
Bank of Nederlandse Gemeenten (d):
0.21%, 6/03/14	50,000	49,990,375
0.21%, 12/01/14	30,000	29,962,550
Bedford Row Funding Corp. (d):
0.33%, 10/09/14	7,000	6,989,669
0.25%, 11/05/14	25,000	24,967,361
BNP Paribas Finance, Inc., 0.25%, 6/02/14 (d)	20,000	19,995,556
Cancara Asset Securitisation LLC, 0.17%, 6/17/14 (d)	50,000	49,988,903
Collateralized Commercial Paper Co. LLC, 0.27%, 10/31/14 (d)	25,000	24,965,687
Commonwealth Bank of Australia (b):
0.24%, 5/02/14	29,000	29,000,000
0.24%, 5/15/14	22,000	22,000,000
0.24%, 6/06/14	40,000	40,000,000
0.22%, 11/17/14	12,000	12,000,000
0.24%, 11/20/14	12,000	12,000,000
0.24%, 2/06/15	28,000	28,000,000
CPPIB Capital, Inc., 0.30%, 2/09/15 (d)	27,000	26,936,100
DNB Bank ASA, 0.24%, 11/12/14 (d)(e)	13,250	13,232,775
Erste Abwicklungsanstalt, 0.17%, 7/16/14 (d)	30,000	29,989,233
Fortis Funding LLC, 0.08%, 5/01/14 (d)	150,000	150,000,000
HSBC Bank PLC (b):
0.28%, 8/05/14	29,400	29,403,271
0.25%, 9/09/14 (e)	27,000	27,000,000
0.25%, 9/10/14	10,000	10,000,000
Kells Funding LLC:
0.23%, 10/14/14 (b)	12,000	12,001,034
0.23%, 10/14/14 (b)(e)	30,000	30,000,000
0.23%, 10/22/14 (b)(e)	50,000	50,000,000
0.27%, 10/27/14 (d)	40,000	39,946,300
0.25%, 1/09/15 (b)(e)	20,000	20,000,000
Macquarie Bank Ltd. (d):
0.17%, 5/05/14	20,000	19,999,622
0.28%, 8/19/14	20,000	19,982,889
0.30%, 10/21/14	20,000	19,971,167
Mizuho Funding LLC (d):
0.22%, 8/15/14	40,000	39,974,678
0.25%, 10/22/14	18,000	17,978,250
Mont Blanc Capital Corp., 0.23%, 5/12/14 (d)	13,000	12,999,086
National Australia Funding, 0.22%, 3/10/15 (b)(e)	20,000	20,000,000
Nederlandse Waterschapsbank NV:
0.33%, 5/21/14 (d)	30,000	29,994,500
0.27%, 7/28/14 (b)	9,000	9,000,440

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	33

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Nederlandse Waterschapsbank NV (concluded):
0.27%, 7/30/14 (b)	$9,000	$9,000,449
0.23%, 11/03/14 (b)	25,000	25,000,000
0.23%, 12/05/14 (b)	20,000	20,000,000
Northern Pines Funding LLC, 0.24%, 6/30/14 (d)	30,000	29,988,000
Old Line Funding LLC, 0.23%, 7/14/14 (d)	15,000	14,992,908
Oversea-Chinese Banking Corp. Ltd. (d):
0.20%, 7/15/14	50,000	49,979,167
0.22%, 8/21/14	40,000	39,972,622
0.24%, 9/10/14	15,000	14,986,800
0.24%, 10/08/14	16,500	16,482,400
Rabobank USA Financial Corp., 0.23%, 5/08/14 (d)	35,000	34,998,435
Scaldis Capital LLC, 0.20%, 5/20/14 (d)	14,799	14,797,438
Sheffield Receivable Corp. (d):
0.24%, 7/24/14	13,000	12,992,720
0.25%, 8/19/14	35,000	34,973,264
Skandinaviska Enskilda Banken AB, 0.25%, 10/14/14 (d)	14,840	14,822,893
Societe Generale North America, Inc., 0.25%, 5/02/14 (d)	50,000	49,999,660
Starbird Funding Corp., 0.20%, 5/07/14 (d)	25,000	24,999,167
Sydney Capital Corp., 0.20%, 7/24/14 (d)	10,260	10,255,212
Westpac Banking Corp.:
0.26%, 7/09/14 (b)	36,230	36,230,000
0.30%, 1/02/15 (d)	60,000	59,877,000
0.22%, 4/09/15 (b)(e)	23,000	23,000,000
Total Commercial Paper — 35.9%		1,626,315,627

Corporate Notes
National Australia Bank Ltd:
3.75%, 3/02/15 (e)	10,000	10,286,361
MTN, 2.00%, 3/09/15	17,400	17,645,824
Nordea Bank AB, MTN, 3.70%, 11/13/14 (e)	24,025	24,464,849
Svenska Handelsbanken AB, 0.26%, 10/15/14 (b)(e)	40,200	40,200,000
Total Corporate Notes — 2.1%		92,597,034

Municipal Bonds (c)
County of Clark Nevada, Refunding RB, VRDN, Las Vegas McCarran International Airport, Series F-2 (Union Bank NA LOC), 0.11%, 5/07/14	11,750	11,750,000
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC), 0.10%, 5/07/14	7,870	7,870,000
Total Municipal Bonds — 0.4%		19,620,000

Time Deposits
Barclays Bank PLC, 0.08%, 5/01/14	150,000	150,000,000
Credit Agricole Corporate & Investment Bank, 0.10%, 5/01/14	150,000	150,000,000
ING Bank NV (Amsterdam), 0.10%, 5/07/14	81,000	81,000,000
Natixis, NY, 0.09%, 5/01/14	200,000	200,000,000
Total Time Deposits — 12.8%		581,000,000
U.S. Government Sponsored Agency Obligations — 0.2%	Par (000)	Value
Federal Farm Credit Bank, 0.14%, 12/10/15 (b)	$10,000	$10,009,863

U.S. Treasury Obligations
U.S. Treasury Bills (d):
0.08%, 6/26/14	75,000	74,990,550
0.08%, 9/25/14	70,000	69,977,133
0.12%, 3/05/15	25,000	24,974,334
U.S. Treasury Note, 0.14%, 5/31/14	25,000	25,002,174
Total U.S. Treasury Obligations — 4.3%		194,944,191

Repurchase Agreements
Barclays Capital, Inc., 0.68%, 8/04/14 (Purchased on 4/30/14 to be repurchased at $50,090,667, collateralized by various Corporate/Debt Obligations, 0.00% to 16.99%, due 8/25/16 to 5/25/47, original par and fair values of $545,972,022 and $61,543,668, respectively) (c)	50,000	50,000,000
Total Value of Barclays Capital, Inc. (collateral value of $61,543,668)		50,000,000
Credit Suisse Securities (USA) LLC, 0.53%, 6/04/14 (Purchased on 4/30/14 to be repurchased at $25,012,882, collateralized by various Corporate/Debt Obligations and various U.S. Government Sponsored Agency Obligations, 0.00% to 6.85%, due 8/4/14 to 12/25/59, original par and fair values of $29,392,000 and $26,797,243, respectively) (c)	25,000	25,000,000
Credit Suisse Securities (USA) LLC, 0.33%, 8/04/14 (Purchased on 4/30/14 to be repurchased at $10,008,800, collateralized by various U.S. Government Sponsored Agency Obligations, 5.80%, due 8/15/42 to 8/15/43, original par and fair values of $52,892,000 and $10,700,541, respectively)	10,000	10,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $37,497,784)		35,000,000
Deutsche Bank Securities, Inc., 0.32%, 5/07/14 (Purchased on 4/30/14 to be repurchased at $18,001,120, collateralized by various Corporate/Debt Obligations, 0.05% to 7.00%, due 4/15/19 to 3/18/51, original par and fair values of $162,117,324 and $20,495,517, respectively) (c)	18,000	18,000,000
Deutsche Bank Securities, Inc., 0.35%, 5/07/14 (Purchased on 4/30/14 to be repurchased at $20,001,361, collateralized by various Corporate/Debt Obligations, 0.21% to 7.88%, due 7/15/18 to 6/12/50, original par and fair values of $93,852,770 and $23,937,371, respectively) (c)	20,000	20,000,000

See Notes to Financial Statements.

34	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.35%, 5/06/14 (Purchased on 4/30/14 to be repurchased at $35,002,042, collateralized by various Corporate/Debt Obligations, 0.00% to 7.53%, due 6/10/14 to 11/25/51, original par and fair values of $173,496,153 and $40,100,444, respectively) (c)	$35,000	$35,000,000
Deutsche Bank Securities, Inc., 0.38%, 5/07/14 (Purchased on 4/30/14 to be repurchased at $8,000,591, collateralized by various Corporate/Debt Obligations, 0.00% to 48.92%, due 9/15/19 to 6/11/50, original par and fair values of $49,885,225 and $9,498,165, respectively) (c)	8,000	8,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $94,031,497)		81,000,000
HSBC Securities (USA) Inc., 0.20%, 5/01/14 (Purchased on 10/01/13 to be repurchased at $25,029,444, collateralized by various Corporate/Debt Obligations, 0.67% to 10.35%, due 9/15/17 to 10/15/39, original par and fair values of $22,217,548 and $26,750,327, respectively)	25,000	25,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $26,750,327)		25,000,000
J.P. Morgan Securities LLC, 0.16%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $25,000,111, collateralized by various Corporate/Debt Obligations, 0.00% to 10.00%, due 5/01/14 to 11/21/33, original par and fair values of $26,281,506 and $26,251,162, respectively)	25,000	25,000,000
J.P. Morgan Securities LLC, 0.54%, 5/20/14 (Purchased on 2/19/14 to be repurchased at $50,067,500, collateralized by various Corporate/Debt Obligations, 0.68% to 7.30%, due 4/30/15 to 7/24/42, original par and fair values of $48,250,714 and $53,501,899, respectively)	50,000	50,000,000
J.P. Morgan Securities LLC, 0.33%, 6/16/14 (Purchased on 4/30/14 to be repurchased at $30,012,925, collateralized by various Corporate/Debt Obligations, 0.25% to 7.90%, due 11/03/14 to 12/15/42, original par and fair values of $29,611,082 and $31,501,800, respectively) (c)	30,000	30,000,000
J.P. Morgan Securities LLC, 0.55%, 7/15/14 (Purchased on 4/15/14 to be repurchased at $15,020,854, collateralized by various Corporate/Debt Obligations, 0.01% to 7.75%, due 8/07/15 to 1/01/44, original par and fair values of $17,981,835 and $16,050,759, respectively)	15,000	15,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $127,305,620)		120,000,000
Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.15%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $31,000,129, collateralized by various Corporate/Debt Obligations, 0.51% to 8.10%, due 9/28/15 to 3/11/44, original par and fair values of $30,819,921 and $32,550,001, respectively)	$31,000	$31,000,000
RBC Capital Markets LLC, 0.16%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $7,000,031, collateralized by various Corporate/Debt Obligations, 0.00% to 0.20%, due 6/06/14 to 10/02/14, original par and fair values of $7,351,498 and $7,350,001, respectively)	7,000	7,000,000
RBC Capital Markets LLC, 0.16%, 5/01/14 (Purchased on 3/28/14 to be repurchased at $7,001,058, collateralized by a Corporate/Debt Obligation, 0.25%, due 10/10/14, original par and fair values of $7,386,935 and $7,350,000, respectively)	7,000	7,000,000
Total Value of RBC Capital Markets LLC (collateral value of $47,250,002)		45,000,000
SG Americas Securities LLC, 0.32%, 5/01/14 (Purchased on 12/17/13 to be repurchased at $7,008,400, collateralized by various Corporate/Debt Obligations, 3.88% to 14.75%, due 6/15/15 to 10/01/77, original par and fair values of $7,399,488 and $8,043,209, respectively)	7,000	7,000,000
SG Americas Securities LLC, 0.34%, 5/01/14 (Purchased on 2/07/14 to be repurchased at $14,010,974, collateralized by various Corporate/Debt Obligations, 0.41% to 14.75%, due 1/15/15 to 10/01/77, original par and fair values of $16,089,619 and $16,577,046, respectively)	14,000	14,000,000
Total Value of SG Americas Securities LLC (collateral value of $24,620,255)		21,000,000
UBS Securities LLC, 0.26%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $60,000,433, collateralized by various Corporate/Debt Obligations, 0.00% to 15.00%, due 5/02/14 to 11/15/66, original par and fair values of $77,056,323 and $69,796,745, respectively)	60,000	60,000,000
Total Value of UBS Securities LLC (collateral value of $69,796,745)		60,000,000
Wells Fargo Securities LLC, 0.48%, 5/13/14, (Purchased on 3/14/14 to be repurchased at $10,008,000, collateralized by various Corporate/Debt Obligations and a U.S. Government Sponsored Agency Obligation, 0.47% to 8.00%, due 5/15/14 to 2/25/48, original par and fair values of $45,076,299 and $11,078,611, respectively)	10,000	10,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	35

Schedule of Investments (concluded)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.23%, 5/01/14, (Purchased on 9/20/13 to be repurchased at $17,024,220, collateralized by various Corporate/Debt Obligations and various U.S. Government Sponsored Agency Obligations, 0.00% to 10.40%, due 11/16/15 to 8/27/51, original par and fair values of $54,364,599 and $19,331,519, respectively)	$17,000	$17,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $30,410,130)		27,000,000
Total Repurchase Agreements — 10.3%		464,000,000
Total Investments (Cost — $4,476,294,720*) — 98.9%		4,476,294,720
Other Assets Less Liabilities — 1.1%		48,900,243

Net Assets — 100.0%		$4,525,194,963

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$4,476,294,720	—	$4,476,294,720
[1] See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Master Portfolio’s assets approximates fair value for financial statement purposes. As of April 30, 2014, cash of $27,638,070 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended April 30, 2014.

See Notes to Financial Statements.

36	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Schedule of Investments April 30, 2014	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.0%
Alabama Federal and Highway Finance Authority, RB, VRDN, FLOATS, Series 2W (Barclays Bank PLC SBPA), 0.17%, 5/07/14 (a)(b)(c)	$1,600	$1,600,000
Alabama Public School & College Authority, RB, Series A, 5.00%, 6/01/14	2,090	2,098,559
City of Birmingham Alabama Commercial Development Authority, RB, VRDN, FLOATS, Series 4WX (Barclays Bank PLC SBPA), 0.14%, 5/07/14 (a)(b)(c)	10,000	10,000,000

		13,698,559
Arizona — 0.0%
Arizona Department of Transportation State Highway Fund, Refunding RB, Series A, 3.00%, 7/01/14	200	200,882
Arizona Transportation Board, RB, Excise Tax, Maricopa County Regional Area Road Fund, 3.00%, 7/01/14	350	351,661

		552,543
Arkansas — 1.4%
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.20%, 5/07/14 (c)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, S/F Housing, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.20%, 5/07/14 (c)	14,285	14,285,000
City of Fort Smith Arkansas, Refunding RB, Sales and Use Tax, 2.00%, 5/01/14	820	820,000

		19,970,000
California — 9.1%
California Health Facilities Financing Authority, RB, VRDN, P-FLOATS, Providence Health Services, Series B (Bank of America NA SBPA), 0.13%, 5/07/14 (a)(b)(c)	2,940	2,940,000
California School Cash Reserve Program Authority, RB:
Series G, 2.00%, 5/01/14	11,100	11,100,000
Series H, 2.00%, 6/02/14	6,500	6,510,219
Series I, 2.00%, 6/02/14	4,750	4,757,425
California State Public Works Board, Deutsche Bank SPEARS/LIFERS Trust, LRB, VRDN, Series A (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.16%, 5/07/14 (a)(b)(c)	3,345	3,345,000
California State University, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Class A (AGM) (Citibank NA SBPA), 0.13%, 5/07/14 (a)(b)(c)	16,000	16,000,000
County of Los Angeles California Schools, RB:
Series B-3, 2.00%, 12/31/14	2,800	2,834,797
Series B-4, 2.00%, 12/31/14	5,000	5,061,831
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-2 (US Bank NA SBPA), 0.11%, 5/07/14 (c)	4,090	4,090,000
Municipal Bonds	Par (000)	Value
California (concluded)
Sacramento Transportation Authority, Refunding RB, Series B, VRDN (JPMorgan Chase Bank NA SBPA), 0.12%, 5/07/14 (c)	$24,800	$24,800,000
State of California, RAN, Series A-2, 2.00%, 6/23/14	25,700	25,765,917
University of California, Refunding RB, VRDN, Series AL-4, 0.08%, 5/07/14 (c)	22,200	22,200,000

		129,405,189
Colorado — 0.3%
Sheridan Redevelopment Agency, Refunding, Tax Allocation Bonds, VRDN, South Santa Fe Drive (JPMorgan Chase Bank NA LOC), 0.16%, 5/07/14 (c)	4,090	4,090,000
Connecticut — 2.6%
Borough of Naugatuck Connecticut, GO, BAN, 1.00%, 3/17/15	6,000	6,045,415
City of Milford Connecticut, GO, BAN:
Lot A, 1.00%, 5/12/14	5,320	5,321,371
Lot B, 1.00%, 11/10/14	4,031	4,048,424
Connecticut Housing Finance Authority, Refunding RB, VRDN, Sub-Series B-6 (Bank of Tokyo-Mitsubishi UFJ SBPA), 0.12%, 5/07/14 (c)	7,000	7,000,000
Connecticut Innovations, Inc., RB, VRDN, ISO New England, Inc. Project (TD Bank NA LOC), 0.11%, 5/07/14 (c)	2,100	2,100,000
Connecticut State Health & Educational Facility Authority, RB, VRDN, Yale University, Series T-2, 0.10%, 5/07/14 (c)	7,500	7,500,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN, FLOATS, Series 1884 (AGM) (Wells Fargo Bank NA SBPA), 0.12%, 5/07/14 (b)(c)	1,000	1,000,000
State of Connecticut, GO, Series A, 1.50%, 3/01/15	4,500	4,551,421

		37,566,631
Delaware — 0.0%
Delaware Transportation Authority, Refunding RB, Series A, 5.00%, 7/01/14	200	201,628
District of Columbia — 1.2%
District of Columbia, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0121, Class A (BHAC LOC) (Citibank NA SBPA), 0.13%, 5/07/14 (a)(b)(c)	15,515	15,515,000
District of Columbia Water & Sewer Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2013-0012, Class A (AGM) (Citibank NA SBPA), 0.15%, 5/07/14 (a)(b)(c)	2,100	2,100,000

		17,615,000
Florida — 1.8%
County of Miami-Dade Florida, RB, VRDN, Florida Professional Sports Franchise Facilities, Series E (Wells Fargo Bank NA LOC), 0.10%, 5/07/14 (c)	4,500	4,500,000
County of Orlando - Orange Florida Expressway Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0107, Class A (BHAC LOC) (Citibank NA SBPA), 0.13%, 5/07/14 (a)(b)(c)	8,100	8,100,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	37

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Sarasota Florida Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital Project, Series B (JPMorgan Chase Bank NA LOC), 0.08%, 5/01/14 (c)	$11,400	$11,400,000
Florida’s Turnpike Enterprise, Refunding RB, Department of Transportation, Series C, 5.00%, 7/01/14	500	504,062
Jacksonville Housing Finance Authority, HRB, VRDN, M/F Housing, Hartwood Apartments, AMT (Federal Home Loan Mortgage Corp. LOC), 0.14%, 5/07/14 (c)	300	300,000
State of Florida, GO, Refunding, Series B, 5.00%, 1/01/15	605	624,592

		25,428,654
Georgia — 0.1%
County of Richmond Georgia Board of Education, GO, 5.00%, 10/01/14	660	673,167
Illinois — 2.6%
City of Chicago Illinois, RB, VRDN, Groot Industries, Inc. Project, AMT (JPMorgan Chase Bank NA LOC), 0.39%, 5/07/14 (c)	800	800,000
City of Chicago Illinois, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Series 494 (Deutsche Bank AG LOC, Deutsche Bank AG SBPA), 0.22%, 5/07/14 (a)(b)(c)	2,560	2,560,000
Illinois Educational Facilities Authority, Refunding RB, University of Chicago, Series B-3, 0.16%, 3/12/15 (c)	4,600	4,600,000
Illinois Housing Development Authority, Refunding RB, VRDN, Lakeshore Plaza (JPMorgan Chase Bank NA LOC), 0.14%, 5/07/14 (c)	4,700	4,700,000
Illinois State Finance Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1115 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.16%, 5/07/14 (a)(b)(c)	4,470	4,470,000
Illinois State Toll Highway Authority, RB, VRDN, Priority, Series A-1B (Mizuho Bank Ltd. LOC), 0.11%, 5/07/14 (c)	20,000	20,000,000

		37,130,000
Indiana — 1.1%
Indiana Finance Authority, RB, VRDN Lease Appropriation, Stadium Project (c):
Series A-1 (Bank of New York Melon SBPA), 0.08%, 5/01/14	9,000	9,000,000
Series A-2 (JPMorgan Chase Bank SBPA), 0.10%, 5/01/14	7,300	7,300,000

		16,300,000
Iowa — 4.5%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.20%, 5/07/14 (c)	63,600	63,600,000
Kansas — 2.0%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.17%, 5/07/14 (c)	1,690	1,690,000
City of Wichita Kansas, GO, Series 260, 0.19%, 10/15/14	12,135	12,135,000
Municipal Bonds	Par (000)	Value
Kansas (concluded)
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series A-3, AMT (JPMorgan Chase Bank NA SBPA), 0.17%, 5/07/14 (a)(b)(c)	$2,215	$2,215,000
Kansas Development Finance Authority, Refunding RB:
Kansas Projects, Series A, 4.00%, 5/01/14	2,485	2,485,000
Series B, 3.00%, 5/01/14	1,540	1,540,000
State of Kansas Department of Transportation, Refunding RB, VRDN, Series C-2 (JPMorgan Chase Bank NA LOC), 0.12%, 5/07/14 (c)	9,040	9,040,000

		29,105,000
Kentucky — 0.5%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (JPMorgan Chase Bank NA LOC), 0.24%, 5/07/14 (c)	1,775	1,775,000
County of Louisville & Jefferson Kentucky Metropolitan Sewer District, Refunding RB, Subordinated BAN, 2.00%, 11/26/14	5,400	5,449,888

		7,224,888
Louisiana — 4.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT (c):
0.23%, 5/07/14	4,000	4,000,000
0.23%, 5/07/14	10,000	10,000,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products and Chemicals Project (c):
0.09%, 5/07/14	18,800	18,800,000
Series A, 0.10%, 5/01/14	16,500	16,500,000
Series C, 0.07%, 5/01/14	6,000	6,000,000
Parish of Bossier Louisiana School Board, GO, 4.00%, 3/01/15 (d)	1,390	1,428,544
State of Louisiana, RB, Highway Improvement, Series A, 2.00%, 6/15/14	900	902,049
State of Louisiana, GO, Refunding Series C, 5.00%, 7/15/14	900	909,038

		58,539,631
Maine — 0.9%
Maine Health & Higher Educational Facilities, Wells Fargo Stage Trust, Refunding RB, VRDN, Series 59C (Wells Fargo Bank NA SBPA), 0.22%, 5/07/14 (a)(b)(c)	13,115	13,115,000
Maryland — 3.1%
County of Montgomery Maryland, GO, Refunding, Series A, 5.00%, 7/01/14	1,100	1,108,973
County of Montgomery Maryland, Refunding RB, VRDN, Riverwood Village, Inc. Project (Manufacturers & Traders LOC), 0.14%, 5/07/14 (c)	26,130	26,130,000
County of Washington Maryland, RB, VRDN (Manufacturers & Traders LOC) (c):
Conservit, Inc. Facility, 0.27%, 5/07/14	3,155	3,155,000
Homewood Williamsport Facility 0.17%, 5/07/14	6,335	6,335,000

See Notes to Financial Statements.

38	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-48, AMT (State Street Bank & Trust Co. Liquidity Agreement), 0.27%, 5/07/14 (a)(b)(c)	$1,307	$1,306,500
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders LOC) (c):
Gamse Lithographing Co. Facilities, 0.27%, 5/07/14	1,200	1,200,000
Linemark Printing Project, 0.32%, 5/07/14	4,555	4,555,000

		43,790,473
Massachusetts — 1.9%
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.21%, 11/27/14 (c)	4,550	4,550,000
Massachusetts Development Finance Agency, RB, VRDN, Partners Healthcare System, Series K-1 (Wells Fargo Bank NA SBPA), 0.10%, 5/07/14 (c)	17,700	17,700,000
Massachusetts Health & Educational Facilities Authority, RB, Amherst College, Series H, 1.00%, 11/01/14 (c)	850	853,699
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.21%, 11/27/14 (c)	4,005	4,005,000

		27,108,699
Michigan — 1.6%
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Window, Ascension Health Senior Credit Group, Series F-7, 0.18%, 11/27/14 (c)	5,685	5,685,000
Michigan State University Board of Trustees, TECP, Series D, 0.09%, 5/15/14	15,225	15,225,000
Michigan Strategic Fund, RB, VRDN, Air Products & Chemicals, Inc., 0.10%, 5/01/14 (c)	500	500,000
Michigan Strategic Fund, Refunding RB, VRDN, Holland Plastics Corp., AMT (Bank of America NA LOC), 0.44%, 5/07/14 (c)	1,920	1,920,000

		23,330,000
Minnesota — 0.3%
Minneapolis Minnesota Health Care System, RB, VRDN, FLOATS, Fairview Health Services, Series C (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.12%, 5/07/14 (a)(b)(c)	4,700	4,700,000
Mississippi — 2.6%
County of Rankin Mississippi School District, GO, Limited Tax Improvement Notes, 2.25%, 8/01/14	500	502,413
Mississippi Business Finance Corp., RB, VRDN, (Chevron Corp. Guarantor) (c):
Series D, 0.07%, 5/01/14	14,335	14,335,000
Series G, 0.07%, 5/01/14	22,870	22,870,000

		37,707,413
Municipal Bonds	Par (000)	Value
Missouri — 1.6%
City of St. Louis Missouri, GO, RAN, Transportation, 2.00%, 5/30/14	$6,100	$6,108,768
Missouri State Health & Educational Facilities Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Nursing Home Improvements, Series 1279 (Deutsche Bank Liquidity Agreement), 0.13%, 5/07/14 (a)(b)(c)	7,000	7,000,000
Missouri State Regional Convention & Sports Complex Authority, Refunding RB, Convention & Sports Facility Project, Series A, 2.00%, 8/15/14	1,700	1,708,620
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.23%, 5/07/14 (c)	8,000	8,000,000

		22,817,388
Multi-State — 0.3%
BB&T Municipal Trust, FLOATS, VRDN, Series 5000 (Rabobank International LOC, Rabobank Nederland NV SBPA), 0.22%, 5/07/14 (a)(b)(c)	3,855	3,855,000
Nebraska — 0.1%
City of Lincoln, GO, Refunding, 5.00%, 11/15/14	900	923,747
Nevada — 0.6%
County of Clark Nevada Department of Aviation, Refunding ARB, Airport System, Junior Sub-Lien, Series C-2, 2.00%, 7/01/14	4,700	4,712,921
County of Clark Nevada, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Highway Improvement Project (Deutsche Bank NA SBPA), 0.17%, 5/07/14 (a)(b)(c)	3,670	3,670,000

		8,382,921
New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB, VRDN, Wiggins Airways, Inc., AMT (Bank of America NA LOC), 0.26%, 5/07/14 (c)	2,400	2,400,000
New Jersey — 5.3%
New Jersey EDA, RB, VRDN, Morris Museum Project (JPMorgan Chase Bank NA LOC), 0.13%, 5/07/14 (c)	3,720	3,720,000
State of New Jersey, Refunding RB, RAN, Series C, 2.00%, 6/26/14	70,000	70,177,452
Township of Gloucester New Jersey, GO, Refunding, 1.00%, 2/15/15	500	502,759
Township of Montclair New Jersey, GO, Refunding, 4.00%, 3/01/15	200	206,309
Township of West Caldwell New Jersey, GO, Refunding, 3.00%, 2/01/15	500	510,569

		75,117,089
New Mexico — 0.0%
City of Albuquerque New Mexico Metropolitan Arroyo Flood Control Authority, GO, 2.00%, 8/01/14	300	301,394
New Mexico Finance Authority, RB, Senior Lien, Public Project Revolving Fund, Series A, 4.00%, 6/01/14	200	200,632

		502,026

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	39

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 12.3%
City of New York New York, GO, VRDN, Sub-Series G-6 (Mizuho Corporate Bank LOC), 0.09%, 5/01/14 (c)	$14,500	$14,500,000
City of New York New York Housing Development Corp., RB, VRDN, 50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.08%, 5/07/14 (c)	30,925	30,925,000
City of New York New York Industrial Development Agency, RB, VRDN, Korean Air Lines Co. Ltd. Project, AMT (Kookmin Bank LOC) (c):
Series A, 0.18%, 5/07/14	8,000	8,000,000
Series B, 0.18%, 5/07/14	11,800	11,800,000
City of New York New York Trust, Refunding RB, VRDN, Lincoln Center for Performing Arts (JPMorgan Chase Bank NA LOC), 0.09%, 5/01/14 (c)	9,570	9,570,000
City of New York New York Water & Sewer System, Refunding RB, VRDN (c):
FLOATS, Series C (Morgan Stanley Bank SBPA), 0.14%, 5/07/14 (a)(b)	24,565	24,565,000
Sub-Series A-2 (Mizuho Corporate Bank SBPA), 0.06%, 5/01/14	17,650	17,650,000
Metropolitan Transportation Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0095, Class A (BHAC) (Citibank NA SBPA), 0.13%, 5/07/14 (a)(b)(c)	7,000	7,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN (TD Bank NA SBPA), 0.07%, 5/01/14 (c)	9,300	9,300,000
New York State HFA, HRB, VRDN, M/F Housing (c):
175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.08%, 5/07/14	30,000	30,000,000
Clinton Park, Series A (Federal Home Loan Mortgage Corp. Guarantor, Federal Home Loan Mortgage Corp. Liquidity Agreement), 0.10%, 5/07/14	3,190	3,190,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.17%, 5/07/14 (c)	9,575	9,575,000

		176,075,000
North Carolina — 3.4%
Charlotte Housing Authority North Carolina, RB, VRDN, Stonehaven East Project (Wells Fargo Bank NA Bank NA LOC), 0.14%, 5/07/14 (c)	4,050	4,050,000
Charlotte-Mecklenburg Hospital Authority, RB, Series A, 5.00%, 1/15/15 (e)	700	723,922
Charlotte-Mecklenburg Hospital Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Carolinas Healthcare System, Series 2011-72, Class C (Wells Fargo Bank NA SBPA), 0.12%, 5/07/14 (a)(b)(c)	1,595	1,595,000
City of Charlotte North Carolina Water & Sewer System, RB, VRDN, Series B (Wells Fargo Bank NA SBPA), 0.12%, 5/07/14 (c)	9,945	9,945,000
City of Charlotte North Carolina Water & Sewer System, Refunding RB, 3.00%, 12/01/14	600	610,087
City of Greensboro North Carolina Combined Water & Sewer System, Refunding RB, Series A, 4.00%, 6/01/14	600	601,888
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
City of Raleigh North Carolina, COP, VRDN, Downtown Improvement Project, Series A (Wells Fargo Bank NA SBPA), 0.09%, 5/07/14 (c)	$10,200	$10,200,000
City of Raleigh North Carolina, GO, 4.00%, 2/01/15	500	514,463
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Window, 0.22%, 11/27/14 (c)	3,990	3,990,000
County of Buncombe North Carolina, RB, Series A, 3.00%, 6/01/14	1,100	1,102,654
County of Guilford North Carolina Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, National Sherman, AMT (Commerce Bank NA LOC), 0.38%, 5/07/14 (c)	1,600	1,600,000
County of Mecklenburg North Carolina, GO, Refunding, VRDN, 7-Month Window, Series D, 0.22%, 11/27/14 (c)	8,225	8,225,000
North Carolina Capital Facilities Finance Agency, RB, VRDN, High Point University Project (Branch Banking & Trust Co. LOC), 0.12%, 5/07/14 (c)	2,000	2,000,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Campbell University (Branch Banking & Trust Co. LOC), 0.12%, 5/07/14 (c)	4,045	4,045,000

		49,203,014
Ohio — 1.0%
City of Cleveland Ohio Airport System, Refunding RB, VRDN, Series D (Bank of America NA LOC), 0.13%, 5/07/14 (c)	885	885,000
County of Lucas Ohio, GO, Refunding, Various Purpose, 1.00%, 7/16/14	1,320	1,321,971
State of Ohio, RB, 5.00%, 12/15/14	200	205,907
State of Ohio Higher Educational Facilities Commission, RB, VRDN, Case Western Reserve University 2002 Project, Series A (Wells Fargo Bank NA SBPA), 0.08%, 5/01/14 (c)	11,110	11,110,000
State of Ohio Higher Educational Facility Commission, Refunding RB, VRDN, Hospital, Cleveland Clinic, Series B-4, 0.09%, 5/01/14 (c)	100	100,000

		13,622,878
Oklahoma — 0.8%
Oklahoma Development Finance Authority, Refunding RB, VRDN, Series A3 (JPMorgan Chase Bank NA SBPA), 0.09%, 5/01/14 (c)	12,000	12,000,000
Oregon — 0.0%
City of Portland Oregon Sewer System, Refunding RB, Series A (NPFGC), 5.00%, 6/01/14	440	441,806
Pennsylvania — 6.1%
City of Philadelphia Pennsylvania Authority for Industrial Development, RB, VRDN, Girard Estate Aramark Project (JPMorgan Chase Bank NA LOC), 0.18%, 5/07/14 (c)	6,800	6,800,000
Delaware River Port Authority, Refunding RB, VRDN, Series A (Royal Bank of Canada LOC), 0.11%, 5/07/14 (c)	2,130	2,130,000

See Notes to Financial Statements.

40	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Emmaus General Authority, RB, VRDN, Series 89F, Sub-Series F24 (US Bank NA LOC), 0.09%, 5/07/14 (c)	$1,200	$1,200,000
Geisinger Authority, RB, VRDN Geisinger Health System (c):
Series A (Wells Fargo Bank NA SBPA), 0.05%, 5/01/14	34,375	34,375,000
Series B (TD Bank NA SBPA), 0.06%, 5/01/14	13,000	13,000,000
Geisinger Authority, Refunding RB, VRDN, Series C (TD Bank NA SBPA), 0.06%, 5/01/14 (c)	9,000	9,000,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc., West Point Project, AMT, 0.17%, 5/07/14 (c)	15,800	15,800,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN, Gwynedd Mercey College, Series P1 (TD Bank NA LOC), 0.12%, 5/07/14 (c)	2,000	2,000,000
School District of Philadelphia Pennsylvania, GO, Refunding, VRDN, Series F (Barclays Bank PLC LOC), 0.12%, 5/07/14 (c)	2,800	2,800,000

		87,105,000
South Carolina — 1.3%
County of Berkeley South Carolina, GO, Refunding, 5.00%, 3/01/15	2,700	2,809,103
South Carolina EDA, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Bon Secours Health System, Series 1141 (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.17%, 5/07/14 (a)(b)(c)	2,905	2,905,000
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.13%, 5/07/14 (a)(b)(c)	13,150	13,150,000

		18,864,103
Tennessee — 1.6%
City of Oak Ridge Tennessee, GO, Refunding, 2.00%, 6/01/14	650	650,947
County of Nashville & Davidson Tennessee Metropolitan Government Health & Educational Facilitiess Board, RB, VRDN, 7-Month Window, Ascension Health Credit Group, Series B-1, 0.18%, 11/27/14 (c)	21,575	21,575,000

		22,225,947
Texas — 15.6%
City of Austin Texas Water & Wastewater System, Refunding RB, 5.00%, 11/15/14	400	410,555
City of Garland Texas, GO, TECP, 0.13%, 6/17/14	6,300	6,300,000
City of Houston Texas ISD, GO, 2.00%, 7/15/14	900	903,541
City of San Antonio Texas, GO, 5.00%, 8/01/14	500	506,111
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.15%, 5/07/14 (a)(b)(c)	10,360	10,360,000
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital, Sub-Series C-1, 0.08%, 5/01/14 (c)	22,130	22,130,000
Municipal Bonds	Par (000)	Value
Texas (concluded)
County of Harris Texas Metropolitan Transit Authority, Refunding RB, VRDN, FLOATS, Series 1053 (Deutsche Bank AG SBPA), 0.14%, 5/07/14 (a)(b)(c)	$6,660	$6,660,000
County of Tarrant Texas, GO, Refunding, Limited Tax, 1.00%, 7/15/14	900	901,499
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Christus Health, Series C-4 (Bank of Montreal LOC), 0.10%, 5/07/14 (c)	10,000	10,000,000
North Texas Tollway Authority, RB:
Series A (AGM), 5.00%, 1/01/15 (e)	2,400	2,477,332
TECP, 0.08%, 6/09/14	6,000	6,000,000
Permanent University Fund, Refunding RB, Series B, 4.75%, 7/01/14 (e)	1,100	1,108,310
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.11%, 5/07/14 (c)	13,250	13,250,000
Port of Freeport Texas, RB, VRDN BASF Corp. Project AMT (c):
0.23%, 5/07/14	24,500	24,500,000
Multi-Mode, 0.23%, 5/07/14	20,000	20,000,000
Port of Houston Authority Texas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding, VRDN, Series A, AMT (JPMorgan Chase Bank NA SBPA), 0.17%, 5/07/14 (a)(b)(c)	25,215	25,215,000
Port of Port Arthur Texas Navigation District, RB, VRDN AMT (c):
BASF Corp. Project, Series A, 0.23%, 5/07/14	15,000	15,000,000
Multi-Mode, Atofina Project, Series B, 0.14%, 5/07/14	10,000	10,000,000
Total Petrochemicals Project, 0.14%, 5/07/14	35,000	35,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS (Morgan Stanley Bank Liquidity Agreement), 0.14%, 5/07/14 (a)(b)(c)	3,000	3,000,000
Texas City Industrial Development Corp., RB, VRDN, NRG Energy, Inc. Project (Bank of America NA LOC), 0.12%, 5/07/14 (c)	3,200	3,200,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Agreement), 0.11%, 5/07/14 (a)(b)(c)	6,015	6,015,000
The University of Texas System, Refunding RB, Series A, 2.00%, 8/15/14	400	402,201

		223,339,549
Utah — 1.1%
County of Weber Utah Health Services, RB, VRDN, Series B (US Bank NA SBPA), 0.08%, 5/07/14 (c)	14,200	14,200,000
State of Utah, GO, Series C, 5.00%, 7/01/14	1,200	1,209,789

		15,409,789
Virginia — 2.6%
City of Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (Manufacturers & Traders LOC), 0.17%, 5/07/14 (c)	750	750,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	41

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (continued)
City of Alexandria Virginia IDA, Refunding RB, VRDN, Goodwin House (Wells Fargo Bank NA SBPA), 0.09%, 5/01/14 (c)	$700	$700,000
City of Lexington Virginia IDA, RB, VRDN, Washington & Lee University, 0.09%, 5/07/14 (c)	450	450,000
City of Virginia Beach Virginia, GO, Series A, 5.00%, 5/01/15	1,250	1,310,435
City of Winchester Virginia IDA, Refunding RB, VRDN, Westminister-Cantenbury, Series B (Branch Banking & Trust LOC), 0.12%, 5/07/14 (c)	300	300,000
County of Arlington Virginia IDA, Refunding RB, VRDN, Woodbury Park Project, Series A (Freddie Mac Liquidity Agreement), 0.12%, 5/07/14 (c)	1,400	1,400,000
County of Fairfax Virginia EDA, RB, VRDN, Capital Hospice Project (Branch Banking & Trust LOC), 0.12%, 5/07/14 (c)	200	200,000
County of Fairfax Virginia IDA, RB, VRDN, Inova Health System Projects, Series A-1 (TD Bank NA SBPA), 0.08%, 5/07/14 (c)	3,085	3,085,000
County of Fairfax Virginia IDA, Refunding RB, VRDN, Window, Healthcare, Inova Health System, Series C, 0.20%, 11/27/14 (c)	7,435	7,435,000
County of Fauquier Virginia, GO, School Building, 5.00%, 7/01/14	800	806,340
County of Henrico Virginia, GO, 5.00%, 7/15/14	3,090	3,121,062
County of Loudoun Virginia IDA, RB, VRDN, Howard Hughes Medical Institute Issue, Series F, 0.09%, 5/07/14 (c)	300	300,000
County of Sussex Virginia IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC), 0.19%, 5/07/14 (c)	1,120	1,120,000
Peninsula Ports Authority, Refunding RB, VRDN, Dominon Term Project, Series D (US Bank NA SBPA), 0.08%, 5/01/14 (c)	1,750	1,750,000
State of Virginia Commonwealth Transportation Board, RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. Liquidity Agreement), 0.12%, 5/01/14 (a)(b)(c)	2,200	2,200,000
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.17%, 5/07/14 (a)(b)(c)	3,470	3,470,000
Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia College Building Authority, RB, VRDN, 21st Century College, Series B (Wells Fargo Bank NA SBPA), 0.08%, 5/01/14 (c)	$7,170	$7,170,000
Virginia Commonwealth Transportation Board, Refunding RB, Series A, 5.00%, 5/15/14	2,000	2,003,732

		37,571,569
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, VRDN, FLOATS, Series 2011-18, Class C (Wells Fargo Bank NA SBPA), 0.12%, 5/07/14 (a)(b)(c)	9,730	9,730,000
State of Washington District Project, RB, VRDN, FLOATS, Series 14W (Barclays Bank PLC SBPA), 0.14%, 5/07/14 (a)(b)(c)	11,320	11,320,000

		21,050,000
Wisconsin — 0.8%
City of Kenosha Wisconsin, GO, Refunding, 2.00%, 4/01/15	2,100	2,135,406
County of Kenosha Wisconsin, GO, Refunding, Series B, 2.00%, 6/01/14	440	440,673
State of Wisconsin, ECN, TECP, 0.09%, 5/06/14	2,800	2,800,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, Ascension Health Alliance, Series B-5, 0.18%, 11/27/14 (c)	6,465	6,465,000

		11,841,079
Wyoming — 0.9%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.22%, 5/07/14 (c)	4,600	4,600,000
County of Laramie Wyoming, Refunding RB, VRDN Cheyenne Power Co. Project AMT (Wells Fargo Bank NA LOC) (c):
Series A, 0.18%, 5/07/14	5,000	5,000,000
Series B, 0.18%, 5/07/14	3,500	3,500,000

		13,100,000
Total Investments (Cost — $1,426,700,380*) — 99.8%		1,426,700,380
Other Assets Less Liabilities — 0.2%		2,334,147

Net Assets — 100.0%		$1,429,034,527

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$1,428,544	—

(e)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

See Notes to Financial Statements.

42	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,426,700,380	—	$1,426,700,380
[1] See above Schedule of Investments for values in each sector or political subdivision.

The carrying amount for certain of the Master Portfolio’s assets approximates fair value for financial statement purposes. As of April 30, 2014, cash of $1,655,441 is categorized as Level 1.

There were no transfers between levels during the year ended April 30, 2014.

See Notes to Financial Statements.

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Statements of Assets and Liabilities	Master Institutional Money Market LLC

April 30, 2014	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Assets
Investments at value — unaffiliated[1]	$5,712,556,670	$4,012,294,720	$1,426,700,380
Repurchase agreements at value[2]	899,000,000	464,000,000	—
Cash	714,401	27,638,070	1,655,441
Investments sold receivable	—	20,000,521	—
Interest receivable	2,477,580	1,449,444	2,251,084
Contributions receivable from investors	—	116,091	—
Prepaid expenses	31,563	22,097	5,177

Total assets	6,614,780,214	4,525,520,943	1,430,612,082

Liabilities
Investments purchased payable	—	—	1,428,545
Investment advisory fees payable	291,966	191,089	58,480
Professional fees payable	73,678	60,404	53,742
Custodian fees payable	16,836	41,941	11,753
Directors’ fees payable	14,595	15,925	3,382
Withdrawals payable to investors	—	—	13,367
Other accrued expenses payable	50,404	16,621	8,286

Total liabilities	447,479	325,980	1,577,555

Net Assets	$6,614,332,735	$4,525,194,963	$1,429,034,527

Net Assets Consist of
Investors’ capital	$6,614,332,735	$4,525,194,963	$1,429,034,527

[1] Investments at cost — unaffiliated	$5,712,556,670	$4,012,294,720	$1,426,700,380
[2] Repurchase agreements at cost	$899,000,000	$464,000,000	—

Statements of Operations	Master Institutional Money Market LLC

Year Ended April 30, 2014	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Investment Income
Interest	$20,422,377	$11,995,533	$1,842,888

Expenses
Investment advisory	4,174,115	2,731,173	695,107
Custodian	413,243	259,715	61,364
Accounting services	111,906	100,751	70,287
Directors	111,626	83,688	16,215
Professional	81,303	75,181	60,206
Insurance	74,614	49,944	18,502
Printing	2,791	2,287	502
Miscellaneous	23,628	89,109	—

Total expenses	4,993,226	3,391,848	922,183
Less fees waived by Manager	—	—	(99,982)
Less fees paid indirectly	(653)	(322)	(560)

Total expenses after fees waived and paid indirectly	4,992,573	3,391,526	821,641

Net investment income	15,429,804	8,604,007	1,021,247

Realized Gain
Net realized gain from investments	712,289	317,323	162,858

Net Increase in Net Assets Resulting from Operations	$16,142,093	$8,921,330	$1,184,105

See Notes to Financial Statements.

44	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio		Master Institutional Portfolio
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013

Operations
Net investment income	$15,429,804	$23,410,897	$8,604,007	$14,641,539
Net realized gain	712,289	469,679	317,323	371,192

Net increase in net assets resulting from operations	16,142,093	23,880,576	8,921,330	15,012,731

Capital Transactions
Proceeds from contributions	28,619,951,490	38,473,182,223	33,760,146,882	41,542,980,104
Value of withdrawals	(30,737,968,083)	(37,837,384,569)	(34,950,142,401)	(41,361,589,599)

Net increase (decrease) in net assets derived from capital transactions	(2,118,016,593)	635,797,654	(1,189,995,519)	181,390,505

Net Assets
Total increase (decrease) in net assets	(2,101,874,500)	659,678,230	(1,181,074,189)	196,403,236
Beginning of year	8,716,207,235	8,056,529,005	5,706,269,152	5,509,865,916

End of year	$6,614,332,735	$8,716,207,235	$4,525,194,963	$5,706,269,152

	Master Institutional Tax-Exempt Portfolio
	Year Ended April 30,
Increase (Decrease) in Net Assets:	2014	2013

Operations
Net investment income	$1,021,247	$3,739,321
Net realized gain	162,858	19,987

Net increase in net assets resulting from operations	1,184,105	3,759,308

Capital Transactions
Proceeds from contributions	7,693,494,203	6,937,814,208
Value of withdrawals	(7,821,189,126)	(8,315,470,959)

Net decrease in net assets derived from capital transactions	(127,694,923)	(1,377,656,751)

Net Assets
Total decrease in net assets	(126,510,818)	(1,373,897,443)
Beginning of year	1,555,545,345	2,929,442,788

End of year	$1,429,034,527	$1,555,545,345

See Notes to Financial Statements.

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Financial Highlights	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio
	Year Ended April 30,
	2014	2013	2012	2011	2010

Total Investment Return
Total investment return	0.19%	0.27%	0.22%	0.33%	0.41%

Ratio to Average Net Assets
Total expenses	0.06%	0.06%	0.06%	0.05%	0.05%

Total expenses after fees paid indirectly	0.06%	0.06%	0.06%	0.05%	0.05%

Net investment income	0.18%	0.28%	0.23%	0.32%	0.41%

Supplemental Data
Net assets, end of year (000)	$ 6,614,333	$ 8,716,207	$ 8,056,529	$ 11,285,918	$ 12,183,920

	Master Institutional Portfolio
	Year Ended April 30,
	2014	2013	2012	2011	2010

Total Investment Return
Total investment return	0.17%	0.26%	0.23%	0.37%	0.42%

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.06%	0.05%	0.05%

Total expenses after fees paid indirectly	0.06%	0.06%	0.06%	0.05%	0.05%

Net investment income	0.16%	0.25%	0.22%	0.34%	0.43%

Supplemental Data
Net assets, end of year (000)	$ 4,525,195	$ 5,706,269	$ 5,509,866	$ 9,291,535	$ 11,181,175

	Master Institutional Tax-Exempt Portfolio
	Year Ended April 30,
	2014	2013	2012	2011	2010

Total Investment Return
Total investment return	0.08%	0.17%	0.15%	0.34%	0.45%

Ratio to Average Net Assets
Total expenses	0.07%	0.06%	0.06%	0.05%	0.05%

Total expenses after fees waived and paid indirectly	0.06%	0.06%	0.06%	0.05%	0.05%

Net investment income	0.07%	0.17%	0.16%	0.34%	0.46%

Supplemental Data
Net assets, end of year (000)	$ 1,429,035	$ 1,555,545	$ 2,929,443	$ 5,151,618	$ 10,795,434

See Notes to Financial Statements.

46	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Notes to Financial Statements	Master Institutional Money Market LLC

1. Organization:

Master Institutional Money Market LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC consists of five series, of which Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) are included in these financial statements.

2. Significant Accounting Policies:

The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: U.S. GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master Portfolios are classified as partnerships for federal income tax purposes. As such, each investor in each Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of that Master Portfolio. Therefore, no federal income tax provision is required. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s U.S. federal tax returns remains open for each of the four years ended April 30, 2014. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolios’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolios have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Repurchase Agreements: The Master Premier Institutional Portfolio and Master Institutional Portfolio may enter into repurchase agreements. In a repurchase agreement, a Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Premier Institutional and Master Institutional Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements.

The Master Portfolios, along with other affiliated investment companies, may transfer uninvested cash into joint trading accounts which are then invested in repurchase agreements. As of April 30, 2014, there were no joint trading accounts invested in repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolios could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Master Portfolios under Master Repurchase Agreements (each, an “MRA”). The MRA permits each Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or

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Notes to Financial Statements (concluded)	Master Institutional Money Market LLC

receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Master Portfolios receive securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects the Master Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLC, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate of 0.05% of each Master Portfolio’s average daily net assets.

The Manager voluntarily agreed to waive management fees and/or reimburse operating expenses to enable the Master Institutional Tax-Exempt Portfolio to maintain a minimum level of daily net investment income. This amount is shown as fees waived by Manager in Statements of Operations. The Manager may discontinue the waiver and/or reimbursement at any time.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

The Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended April 30, 2014, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
Master Institutional Tax-Exempt Portfolio	$959,199,312	$1,234,164,952

5. Market and Credit Risk:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

Certain obligations held by the Master Portfolio have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Master Portfolios monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

48	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Report of Independent Registered Public Accounting Firm	Master Institutional Money Market LLC

To the Directors and Investors of

Master Institutional Money Market LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Master Institutional Money Market LLC (the “Master LLC”), comprising Master Premier Institutional Portfolio, Master Institutional Portfolio, and Master Institutional Tax-Exempt Portfolio as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Premier Institutional Portfolio, Master Institutional Portfolio, and Master Institutional Tax-Exempt Portfolio, each of Master Institutional Money Market LLC, as of April 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

June 25, 2014

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Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2002	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 155 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 155 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2002	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 155 Portfolios	None
Frank J. Fabozzi 55 East 52nd Street New York, NY 10055 1948	Director	Since 2014	Editor of and Consultant for The Journal of Portfolio Management since 2006; Professor of Finance, EDHEC Business School since 2011; Professor in the Practice of Finance and Becton Fellow, Yale University School of Management from 2006 to 2011; Adjunct Professor of Finance and Becton Fellow, Yale University from 1994 to 2006.	115 RICs consisting of 237 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 155 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	President, London Center for Policy Research since 2012; Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet service) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.	33 RICs consisting of 155 Portfolios	None
Ian A. MacKinnon 55 East 52nd Street New York, NY 10055 1948	Director	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1999 to 2008.	33 RICs consisting of 155 Portfolios	None
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 155 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 155 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 155 Portfolios	None

50	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1] (concluded)
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 155 Portfolios	None
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate-past Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 155 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005 to 2013; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 155 Portfolios	None

[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Directors on a case-by-case basis, as appropriate.

[2] Date shown is the earliest date a person has served for the Trust/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Directors as joining the Trust’s/Master LLC’s board in 2007, those Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	President[4] and Director	Since 2011	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	144 RICs consisting of 333 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	144 RICs consisting of 333 Portfolios	None

[3]   Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust/Master LLC based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust/Master LLC based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Directors on a case-by-case basis, as appropriate.

[4] President of the Trust.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	51

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President[2] and Chief Executive Officer[3]	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Americas Product Development for BlackRock since 2013; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.
Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] Officers of the Trust/Master LLC serve at the pleasure of the Board.
[2] President of the Master LLC.
[3] Chief Executive Officer of both the Trust and the Master LLC.
Further information about the Officers and Directors is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 225-1576.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trust One Financial Center Boston, MA 02111

Transfer Agent Boston Financial Data Services Boston, MA 02266	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Effective May 30, 2014, Brian Kindelan resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Funds and Charles Park became Chief Compliance Officer and Anti-Money Laundering Officer of the Funds. Mr. Park joined BlackRock in 2009 and is the current Chief Compliance Officer of BlackRock’s iShares exchange traded funds.

52	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website at http://www.fundsforinstitutions.com.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 225-1576.

Availability of Quarterly Schedule of Investments

The Trust/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trust’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust/Master LLC voted proxies relating to securities held in the Trust’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014	53

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

54	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2014

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

FFI-4/14-AR

Item 2 –	Code of Ethics – Each registrant (or “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
FFI Government Fund	$31,713	$31,363	$0	$0	$9,600	$9,600	$0	$0
FFI Institutional Fund	$8,363	$8,363	$0	$0	$9,600	$9,600	$0	$0
FFI Institutional Tax- Exempt Fund	$8,363	$8,363	$0	$0	$10,600	$10,600	$0	$0
FFI Premier Institutional Fund	$8,363	$8,363	$0	$0	$9,600	$9,600	$0	$0
FFI Select Institutional Fund	$8,963	$8,963	$0	$0	$9,600	$9,600	$0	$0
FFI Treasury Fund	$29,463	$29,463	$0	$0	$9,600	$9,600	$0	$0
Master Institutional Portfolio	$36,813	$36,463	$0	$0	$13,000	$13,000	$0	$0
Master Institutional Tax-Exempt Portfolio	$36,463	$36,463	$0	$0	$13,000	$13,000	$0	$0
Master Premier Institutional Portfolio	$36,813	$36,463	$0	$0	$13,000	$13,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,555,000	$2,865,000

2

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrants which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
FFI Government Fund	$9,600	$9,600
FFI Institutional Fund	$9,600	$9,600
FFI Institutional Tax-Exempt Fund	$10,600	$10,600
FFI Premier Institutional Fund	$9,600	$9,600
FFI Select Institutional Fund	$9,600	$9,600
FFI Treasury Fund	$9,600	$9,600
Master Institutional Portfolio	$13,000	$13,000
Master Institutional Tax-Exempt Portfolio	$13,000	$13,000
Master Premier Institutional Portfolio	$13,000	$13,000

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,555,000 and $2,865,000, respectively, were billed by D&T to the Investment Adviser.

3

(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –     The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –     There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –     Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 1, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 1, 2014

5